(left column)

NEW YORK MUNI  FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
  Investment in securities at value
    (Note 4) (cost $115,673,095).........              $109,253,516
      Cash...............................                 2,738,187
  Receivables:
    Interest.............................                 2,535,099
    Fund shares sold.....................                 8,852,366
                                                       ------------
      Total assets.......................               123,379,168
                                                       ------------
LIABILITIES
  Payables:
    Fund shares redeemed..................                   61,499
    Dividend declared.....................                   36,115
    Due to advisor........................                   98,337
    Accrued expenses......................                  578,622
                                                       ------------
      Total liabilities...................                  774,573
                                                       ------------
NET ASSETS consisting of:
   Distributions in excess of net
     investment income.........          $   (27,444)
   Accumulated net realized loss                       (22,988,897)
   Unrealized depreciation of
     securities ...............           (6,419,579)
   Paid-in-capital applicable to
     148,441,499 shares of $.01
     par value capital stock....         152,040,515
                                         -----------
                                                       $122,604,595
                                                       ============

NET ASSET VALUE PER SHARE.................                     $.83
                                                               ====

(right column)


STATEMENT OF OPERATIONS
Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest income...........................            $ 3,266,313
EXPENSES (Notes 2 and 3)
  Management fee.................   $261,782
  Custodian and accounting fees..     67,128
  Transfer agent fees............    117,263
  Professional fees..............    220,099
  Directors' fees................     10,823
  Printing and postage...........     50,459
  Interest.......................    518,778
  Distribution expenses..........    183,315
  Operating expenses on
    defaulted bonds..............     60,758
  Other..........................     93,297
                                   ---------
                                   1,583,702

  Expenses waived................    (51,200)
                                   ---------
      Total expenses........................              1,532,502
                                                         ----------
      Net investment income.................              1,733,811
                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain on investments.1,295,863

   Net unrealized depreciation of
     investments..................(1,745,720)
                                   ---------
   Net gain (loss) on investments ..........               (449,857)
                                                         ----------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS...........................             $1,283,954
                                                         ==========

(double column)

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                       Ended            Year Ended
                                                                                    June 30, 1998       December 31,
                                                                                     (Unaudited)          1997
                                                                                     ------------       ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
   Net investment income......................................................       $  1,733,811       $  2,899,806
   Net realized gain on investments...........................................          1,295,863         (2,367,322)
   Unrealized appreciation (depreciation) on investments .....................         (1,745,720)         5,608,133
                                                                                     ------------       ------------
         Net (decrease) increase in net assets from operations................          1,283,954          6,140,617
DISTRIBUTIONS:
   Distributions from investment income.......................................         (1,733,811)        (2,899,806)
   Distributions in excess of net investment income...........................                 --            (27,444)
   Return of capital distribution.............................................                 --           (551,666)
   Distributions from net realized gain from investments......................                 --            (24,556)
   CAPITAL SHARE TRANSACTIONS (Note 5)........................................        (11,540,955)       (64,787,531)
                                                                                     ------------       ------------
         Total decrease.......................................................        (11,990,812)       (62,150,386)
NET ASSETS:
   Beginning of period........................................................        134,595,407        196,745,793
                                                                                     ------------       ------------
   End of period..............................................................       $122,604,595       $134,595,407
                                                                                     ============       ============



                       See Notes to Financial Statements.

NEW YORK MUNI FUND

STATEMENT OF CASH FLOWS
Six Months Ended June 30, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
   Sales of capital shares....................................................                $945,287,186
   Repurchase of capital shares...............................................                (957,884,541)
                                                                                              ------------
   Cash provided by capital share transactions ...............................                 (12,597,355)

   Cash provided by borrowings................................................                 (38,177,582)
   Distributions paid in cash ................................................                    (677,411)     ($51,452,348)
                                                                                              ------------       -----------

CASH (USED) PROVIDEDBYOPERATIONS:
   Purchases of investments...................................................                (250,545,693)
   Net proceeds from short-term investments...................................                  (4,000,000)
   Proceeds from sales of investments.........................................                 258,752,820
                                                                                              ------------
                                                                                                 4,207,127
                                                                                              ------------

   Increase in deposit at brokers and custodian for short sales...............                           0
   Net investment income......................................................                   1,733,811
   Net change in receivables/payables related to operations...................                  48,249,597
                                                                                              ------------
                                                                                                49,983,408        54,190,535
                                                                                              ------------       -----------
   Net Increase in Cash.......................................................                                     2,738,187
   Cash, Beginning of Period..................................................                                             0
                                                                                                                 -----------
   Cash, End of Period........................................................                                   $ 2,738,187

                       See Notes to Financial Statements.


NEW YORK MUNI FUND

STATEMENT OF INVESTMENTS
June 30, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

     Principal
       Amount                                    Issue                                                Type    Rating      Value
      --------                                   -----                                                ----    -----       -----
   $ 1,000,000    Amherst NY Industrial Development Agency Lease Rev, SurfaceRink Complex,
                     LOC Keyhawk, 5.65%, 10/01/22...................................................  FCLT    A       $ 1,025,876

     5,200,000    First Albany Corporation Municipal Trust Certificate Series 98-2,
                     IFRN*, AMBAC, 6.60%, 07/01/28..................................................  LRIB    NR        4,966,607

                     (Trust Certificates relating to PR Comwlth Ser B, AMBAC, 5.00%, 07/01/28)

     8,650,000    First Albany Corporation Municipal Trust Certificate Series 98-1,
                     IFRN*, AMBAC, 6.87%, 07/01/24..................................................  LRIB    NR        8,541,271

                     (Trust Certificates relating to NY MTA Ser B, AMBAC, 5.13%, 07/01/24)

       500,000    Long Island Power Authority, New York Electrical Systems Revenue Bond,
                     Series A, 5.25%, 12/01/26......................................................  FCLT    A           494,878

     5,500,000    Long Island Power Authority, New York Electrical Systems Revenue Bond,
                     Series A, 5.50%, 12/01/29......................................................  FCLT    A         5,567,908

     5,955,000    MTA, NY Commuter Facilities Revenue Bond, Series A, 5.25%, 07/01/28...............  FCLT    A-        5,884,052

       300,000    MTA, NY Transportation Facilities Rev SVC Contract, Series 8, 5.375%, 07/01/21 ...  FCLT    A-          302,231

    14,600,000x   New York NY Inverse Floating Rate Notes*, 3.48%, 08/15/17.........................  INLT    A-       14,618,104

     2,100,000    New York NY GO, Series F-4, Credit Facility with Landesbank Hessen,
                     3.35%, 02/15/20................................................................  FCSI    Aaa       2,100,000

       500,000    New York NY Series B, 5.25%, 08/01/15.............................................  FCLT    A-          502,481

     4,000,000    New York City, MWFA, Water &Sewer Systems Rev Floating Rate Tr Rcpts,
                     Series 29, 3.70%, 06/15/30.....................................................  LRIB    Aaa       4,000,000

     6,700,000    New York City, MWFA, Water &Sewer Systems Rev Residual Int  Tr Rcpts,
                     Series 29, FGIC Insured, 6.89%, 06/15/30.......................................  LRIB    Aaa       6,498,804

     6,000,000    New York City Transitional Finance Authority Revenue Bond Future Tax Secured,
                     Ser B, 4.75%, 11/15/18.........................................................  LRIB    Aa        5,764,871

     3,970,000    New York State, DAR, City University Systems Series C, 5.00%, 07/01/17 ........... FCLT    Baa1      3,851,558

       850,000    New York State, DAR, City University Series F, FGIC TCRS Insured,
                     5.00%, 07/01/20................................................................  FCLT    Aaa         833,329

     2,000,000    New York State, DAR, Mental Health Series E, AMBAC, 5.25%, 02/15/18...............  FCLT    Aaa       2,014,456

     1,950,000    New York State, DAR, St. Vincent DePaul Residence, LOC Allied Banks PLC,
                     5.30%, 07/01/18................................................................  FCLT    Aa3       1,977,686

     1,900,000    New York State, DAR, TRS 27, 3.70%, 07/01/24, City University, Floating Rate Trust
                     Receipts 27, MBIA Insured, Liquidity The Bank of New York......................  LRIB    Aaa       1,900,000

     4,500,000    New York State, DAR, City University System Residual Int Tr Recpts 27,
                     MBIA Insured, Liquidity The Bank of New York, 8.79%, 07/01/24..................  LRIB    Aaa       4,939,006

    13,460,000    New York State, DAR, City University System Residual Int Tr Recpts 28,
                     AMBAC Insured, Liquidity The Bank of New York, 8.16%, 07/01/25.................  LRIB    Aaa      14,179,543

       500,000    New York State, DAR, Eger Health Care Center, FHA 232, 5.10%, 02/01/28............  FCLT    Aaa         489,509

     2,000,000    New York State, DAR, FHA, Highland Hospital Rochester Series A,
                     MBIA Insured, 5.45%, 08/01/37..................................................  FCLT    Aaa       2,034,292

     9,805,000x#  Niagara County, NY, IDA, Falls Street Faire Project AMT, 10.00%, 09/01/06
                     (see Note 4 to Financial Statements)...........................................  FCSI    NR        3,509,700

     5,870,000x#  Niagara Falls, NY, URA, Old Falls Street Improvement Project, 11.00%, 05/01/99
                     (see Note 4 to Financial Statements)...........................................  FCSI    NR        2,101,167



NEW YORK MUNI FUND

STATEMENT OF INVESTMENTS (continued)
June 30, 1998 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------

     Principal
       Amount                                    Issue                                                Type    Rating      Value
      --------                                   -----                                                ----    -----       -----
   $ 1,370,000    Otsego County, NY Industrial Development Agency, Civic Facility Revenue, MBIA,
                     Bassett Healthcare Project Series A, 5.35%, 11/01/20...........................  FCLT    Aaa     $ 1,389,684

     1,280,000    Otsego County, NY Industrial Development Agency, Civic Facility Revenue, MBIA,
                     Bassett Healthcare Project Series B, 5.38%, 11/01/20........................... FCLT    Aaa       1,294,881

     6,500,000    Puerto Rico Commonwealth GO, Capital Appreciation, Public Improvement,
                     07/01/16.......................................................................  FCLT    A         2,676,439

     3,000,000    Puerto Rico Commonwealth GO, Capital Appreciation, Public Improvement,
                     4.50%, 07/01/23................................................................  FCLT    A         2,719,719

     3,000,000    Puerto Rico Electric Power Authority Revenue Bond, MBIA, 5.25%, 07/01/16..........  FCLT    AAA       3,075,248
                                                                                                                     ------------
                             Total Investments (Cost $115,673,095)**...................                              $109,253,516
                                                                                                                     ============
  * Inverse Floating Rate Notes (IFRN) are instruments whose interest rates bear an inverse  relationship  to the  interest  rate on another  security or the value of an index. Rates shown are at June 30, 1998.
 ** Cost is approximately the same for income tax purposes.
  # The value of these  non-income  producing  securities  has been estimated by persons  designated  by the Fund's  Board of  Directors  using  methods  the
    Director's  believe  reflect  fair  value.  See  Note  4  to  the  financial statements.
  x The Fund, or its affiliates,  own  100%  of  the security. See Note 4 to the financial statements.

Legend
       oType   FCLT     --Fixed Coupon Long Term
               FCSI     --Fixed Coupon Short or Intermediate Term
               LRIB     --Residual Interest Bond Long Term
               INLT     --Indexed Inverse Floating Rate Bond Long Term
     Ratings   If a security  has a split  rating the  highest applicable rating is  used, including  published  ratings on  identical credits for individual ecurities not individually rated.
               NR--Not Rated
    ooolssue   AMBAC    American Municipal Bond Assurance Corporation
               AMT      Alternative Minimum Tax
               CAB      Capital Appreciation Bond
               CFR      Civic Facility Revenue
               COP      Certificates of Participation
               DAR      Dormitory Authority Revenue
               ECF      Educational Construction Fund
               EFC      Environmental Facilities Corp.
               ETM      Escrowed to Maturity
               FGIC     Financial Guaranty Insurance Corporation
               FHA      Federal Housing Administration
               FSA      Financial Security Association
               GO       General Obligation
               HDA      Housing Development Agency
               HFA      Housing Finance Agency
               HIC      Hospital Improvement Corporation
               IDA      Industrial Development Authority
               ITEMECF  Industrial, Tourist, Education, Medical and Environmental Control Facilities
               LOC      Letter of Credit
               MBIA     Municipal Bond Insurance Assurance Corp.
               MCF      Medical Care Facilities
               MCFFA    Medical Care Facilities Finance Agency
               MTA      Metropolitan Transit Authority
               MWFA     Municipal Water Finance Authority
               NHRB     Nursing Home Revenue Bond
               RB       Revenue Bond
               RDA      Research and Development Authority
               SWMA     Solid Waste Management Authority
               URA      Urban Renewal Authority



                       See Notes to Financial Statements.

NEW YORK MUNI FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
1. Significant Accounting Policies

     New York Muni Fund (the Fund) is a series of Fundamental Funds, Inc. (the "Company"). The Company is an open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks to provide a high level of income that is excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes. The Fund intends to achieve its objective by investing substantially all of its total assets in municipal obligations of New York State, its political subdivisions and its duly constituted authorities and corporations. The Fund employs leverage in attempting to achieve this objective. The following is a summary of significant accounting policies followed in the preparation of its financial statements:

          Valuation of Securities--The Fund's portfolio securities are valued on the basis of prices provided by an independent pricing service when, in the opinion of persons designated by the Fund's directors, such prices are believed to reflect the fair market value of such securities. Prices of non-exchange traded portfolio securities provided by independent pricing services are generally determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded or dealt in upon a securities exchange and not subject to restrictions against resale as well as options and futures contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price, or, in the absence of a sale, at the mean of the last bid and asked prices. Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available are valued at the mean of the current bid and asked prices. Money market and short-term debt instruments with a remaining maturity of 60 days or less will be valued on an amortized cost basis. Municipal daily or weekly variable rate demand instruments will be priced at par value plus accrued interest. Securities not priced in a manner described above and other assets are valued by persons designated by the Fund's directors using methods which the directors believe reflect fair value.

          Futures Contracts and Options Written on Future Contracts--Initial margin deposits with respect to these contracts are maintained by the Fund's custodian in segregated asset accounts. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received as daily appreciation or depreciation in the value of these contracts occurs. Realized gains or losses are recorded when a contract is closed.

          Federal  Income  Taxes--It  is the  Fund's  policy to comply  with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no provision for federal income tax is required.

          Distributions--The Fund declares dividends daily from its net investment income and pays such dividends on the last business day of each month. Distributions of net capital gains, if any, realized on sales of investments are made annually, as declared by the Fund's Board of
     Directors. Dividends are reinvested at the net asset value unless shareholders request payment in cash.

          General--Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discount on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net operating expenses incurred on properties collateralizing defaulted bonds are charged to operating expenses as incurred. Costs incurred to restructure defaulted bonds are charged to realized loss as incurred.

          Accounting Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NEW YORK MUNI FUND

June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
2. Investment Advisory Fees and Other Transactions with Affiliates

     Management Agreement
     The Series had a Management Agreement with Fundamental Portfolio Advisors ("FPA") until May 31, 1998. Effective June 1, 1998, the Board of Directors terminated the agreement with FPA, and selected Tocqueville Asset Management L.P. ("TAM") as interim manager until a permanent manager is selected. Pursuant to the agreement the investment adviser to the Series is responsible for the overall management of the business affairs and assets of the Series subject to the authority of the Fund's Board of Directors. In consideration for the services provided under the agreement, the Series will pay an annual management fee in an amount equal to .50% of the Series' average daily net assets up to $100 million, and decreasing by .02% of each $100 million increase in net assets down to 0.4% of net assets in excess of $500 million. During its tenure as manager, FPA waived fees and reimbursed expenses of $51,200 for the five month period ended May 31, 1998. TAM earned fees of $49,810 for the one month ended June 30, 1998. Total management fees for the six months ended June 30, 1998 are set forth in the Statement of Operations.

     Plan of Distribution
     The Series has adopted a Distribution and Marketing Plan, pursuant to Rule 12b-1, promulgated under the Investment Company Act of 1940, under which the Series paid Fundamental Shareholder Services, Inc. ("FSC"), an affiliate of FPA, the former manager, a fee which accrued daily and paid monthly at an annual rate of .25% of the Series' average daily net assets. Amounts paid under the plan were to compensate FSC for the services it provided and the expenses it bore in distributing the Series' shares to investors. On June 1, 1998 the Board of Directors ceased authorizing payments to be paid pursuant to the plan. The amount incurred by the Series pursuant to the agreement for the six months ended June 30, 1998 is set forth in the Statement of Operations.

     Regulatory Proceedings Against The Former Manager And Other Affiliates
     On September 30, 1997, the Securities &Exchange Commission announced that it instituted public administrative and cease-and-desist proceedings against FPA, the former portfolio manager of the Fund, the former president of FPA and FSC, the Series' distributor until May 31, 1998. The proceeding arises for the alleged failure of the Series to disclose the risks of the Series portfolio strategy, and of FPA's failure to disclose its soft dollar arrangements to the Fund's Board of Directors. On July 7, 1998, FPA's former president settled the administrative proceeding instituted by the Securities & Exchange Commission. Without admitting to or denying the allegations made pursuant to the administrative proceeding, FPA's former president consented to a fine of $25,000 and a bar from the industry for a period of one year. A hearing has been scheduled with respect to the other parties named in the proceedings with an administrative law judge to determine whether the allegations are true, and if so, what remedial action, if any, is appropriate.

     On February 19, 1998 FSC and two of its executives, without admitting or denying guilt entered into an agreement with the National Association of Securities Dealers, Inc. ("NASD") whereby they accepted fines totaling $125,000 and other stipulated sanctions as well as a result of the NASD's findings that they had distributed advertising materials relating to the Series which violated NASD rules governing advertisements.

     Indemnification Payments to Affiliates
     FPA  and  FSC  (on  behalf  of  certain  of  their   directors,   officers,
shareholders, employees and control persons) (the "Indemnitees") received payment during the fiscal year ended December 31, 1997 from the Fund in the amount of $50,230. Upon learning of the payments, the Independent Board Members of the Fund directed that the Indemnitees return all of the payments to the Fund or place them in escrow pending their receipt of an opinion of an independent legal counsel to the effect that the Indemnitees are entitled to receive them. The Articles of Incorporation and contracts that call for indemnification specify that no indemnification shall be provided to a person who shall be found to have engaged in "disabling conduct" as defined by applicable law. The Indemnities have undertaken to reimburse the Fund for any indemnification expenses for which it is determined that they were not entitled to as a result of "disabling conduct" net of any reimbursements already made to the fund in the form of fees forgone or other similar payments. FSC waived fees in the amount of $51,200 for the year ended December 31, 1997. FSC has asserted that they elected to forgo these fees because the Fund was paying legal expenses pursuant to indemnification. The independent Directors instructed FPA to escrow the full amount incurred by the Series of $50,230. In addition the Board of Directors has not authorized the payment of management fees in the amount of $48,528 for services rendered prior to the termination of the management agreement.

NEW YORK MUNI FUND

June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
3. Directors' Fees
     All of the Directors of the Fund are also directors or trustees of two other affiliated mutual funds for which the Manager acts as investment adviser. For services and attendance at Board meetings and meetings of committees which are common to each Fund, each Director who is not affiliated with the Manager is compensated at the rate of $6,500 per quarter pro rated among the funds based on their respective average net assets. The Directors also receive additional compensation for special services as requested by the Board.

4.Complex Securities, Concentrations of Credit Risk, and Investment Transactions

     Inverse Floating Rate Notes (IFRN):
     The Fund invests in variable rate securities commonly called "inverse floaters". The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rate on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a "leverage factor"whereby the interest rate moves inversely by a "factor" to the benchmark rate. For example, the rates on the inverse floating rate note may move inversely at three times the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of IFRN's.

     Concentration of Credit Risk and Transactions in Defaulted Bonds:
     The Fund owned 100% of two Niagara Falls Industrial Development Agency bonds ("IDA Bonds") due to mature on September 1, 2006, and 98.3% of a Niagara Falls New York Urban Renewal Agency 11% bond ("URA Bond") due to mature on May 1, 2009 which are in default. The IDA Bonds are secured by commercial retail and office buildings known as the Falls Street Faire and Falls Street Station Projects ("Projects"). The URA Bond is secured by certain rental payments from the Projects.

     The Fund, through its investment banker and manager, negotiated the sale of the Falls Street Station project. The net proceeds received on the sale of approximately $2,800,000 were accounted for as a pro rata recovery of principal of each of the bonds. The remaining principal value of the Fall Street Station IDA Bond of approximately $3,887,000 was charged to realized loss on investments.

     The remaining two securities are being valued under methods approved by the Board of Directors. The aggregate value of these securities is $5,610,867 (35.8% to their aggregate face value of $15,675,000). There is uncertainty as to the timing of events and the subsequent ability of the Projects to generate cash flows sufficient to provide repayment of the bonds. No interest income was accrued on these bonds during the six months ended June 30, 1998. The Fund through its investment banker, engaged a property manager to maintain the Projects on its behalf, and the Fund is paying the net operating expenses of the Project. Net operating expenses related to the Projects for the six months ended June 30, 1998 are disclosed in the statement of operations, and cumulatively from October 6, 1992 to June 30, 1998 totaled approximately $745,387.

     Additionally, the Fund owns 100% of several securities as indicated in the Statement of Investments. As a result of its ownership position there is no active trading in these securities. Valuations of these securities are provided by a pricing service and are believed by the Manager to reflect fair value. The market value of securities owned 100% by the Fund was approximately $20,229,187 (16% of net assets) at June 30, 1998.

     Other Investment Transactions:
     During the six months ended June 30, 1998, purchases and sales of investment securities, other than short-term obligations, were $241,479,852 and $258,868,098, respectively.

NEW YORK MUNI FUND

June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
     As of June 30, 1998 net unrealized depreciation of portfolio securities on a federal income tax basis amounted to $6,419,579 composed of unrealized appreciation of $3,073,454 and unrealized depreciation of $9,493,033.

     The Fund has capital loss carryforwards available to offset future capital gains as follows:
                            Amount               Expiration
                            -------               ---------
                          $18,503,000         December 31, 2002
                            3,430,000         December 31, 2004
                            2,214,000         December 31, 2005
                          -----------
                          $24,147,000
                          ===========

5. Capital Stock

     As of June 30, 1998 there were 500,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:


                                                     Six Months                              Year Ended
                                                    June 30, 1998                         December 31, 1997
                                             --------------------------              --------------------------
                                             Shares             Amount               Shares             Amount
                                          -------------      -------------       -------------      --------------
Shares sold.........................      1,134,645,381      $ 945,287,186       2,692,167,470      $2,280,916,160
Shares issued on reinvestment
of dividends........................          1,269,328          1,056,400           3,788,810           3,223,013
Shares redeemed ....................     (1,144,309,582)      (957,884,541)     (2,765,077,644)     (2,348,926,704)
                                          -------------      -------------       -------------      --------------
Net (decrease) .....................         (8,394,873)     $ (11,540,955)        (69,121,364)     $  (64,787,531)
                                          =============      =============       =============      ==============


6.Line of Credit

     The Fund has line of credit agreements with banks collateralized by cash and portfolio securities. Borrowings under these agreements bear interest linked to the banks' prime rate.

     The maximum month end and the average borrowings outstanding during the six months ended June 30, 1998 were $35,000,000 and $14,728,177, respectively.

7. Agreement and Plan of Reorganization

     On July 16, 1997 each of Fundamental's mutual funds (consisting of: New York Muni Fund, The California Muni Fund, Fundamental Fixed Income Fund: Tax Free Money Market Series, High Yield Municipal Bond Series, and Fundamental U.S. Government Strategic Income Fund Series) have adopted, subject to shareholder approval, an Agreement and Plan of Reorganization (the "Plan") under which each fund (the "Fundamental Fund") will transfer all of its assets and liabilities to a newly-created corresponding series of The Tocqueville Trust (the "Tocqueville Fund") in exchange for shares of the Tocqueville Fund. Shareholders of each Fundamental Fund will receive shares of the corresponding Tocqueville Fund equal in value to their shares in the Fundamental Fund. Shareholders will not have to pay a sales load upon receiving shares of the Tocqueville Fund.

     The corresponding Tocqueville Fund will have investment objectives, polices and restrictions substantially identical to those of the Fundamental Fund. The Board of Trustees of the Tocqueville Funds is comprised of individuals other than those who currently serve as Directors (Trustees) of the Fundamental Funds. Tocqueville Asset Management L.P. is the investment adviser to the Tocqueville Funds.

     A majority of Fundamental's Board Members determined that the Plan would be in the best interests of shareholders of the Fundamental Funds and recommended that shareholders of each of the Fundamental Funds approve the Plan at a meeting anticipated to be held in the Spring of 1998.

8. Subsequent Event

     On July 10, 1998 the Board of Directors of the Fund adopted resolutions authorizing the Fund to terminate and abandon the Agreement and Plan of Reorganization adopted by the Board of Directors on July 16, 1997.

NEW YORK MUNI FUND

June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
9. Selected Financial Information



                                                                Six Months
                                                                   Ended
                                                                  June 30,                  Years Ended December 31,
                                                                   1998        ------------------------------------------------
                                                                (Unaudited)    1997       1996       1995       1994       1993
                                                                -----------    ----       ----       ----       ----       ----

PER SHARE OPERATING PERFORMANCE
  (for a share outstanding throughout the period)
Net Asset Value, Beginning of Period ..........................    $0.86       $0.87      $0.98      $0.88      $1.18      $1.21
                                                                    ----       ----       ----       ----       ----       ----
Income from investment operations:
Net investment income .........................................     .013        .021       .035       .035       .056       .065
Net realized and unrealized gains (losses)
  on investments ..............................................    (.030)      (.009)     (.110)      .101      (.290)      .082
                                                                    ----       ----       ----       ----       ----       ----
      Total from investment operations ........................    (.017)       .012      (.075)      .136      (.234)      .147
                                                                    ----       ----       ----       ----       ----       ----
Less Distributions:
Dividends from net investment income ..........................    (.013)      (.019)     (.035)     (.035)     (.056)     (.065)
Return of capital distributions ...............................        -       (.003)         -          -          -          -
Dividends from net realized gains .............................        -           -          -      (.001)     (.010)     (.112)
                                                                    ----       ----       ----       ----       ----       ----
      Total distributions .....................................    (.013)      (.022)     (.035)     (.036)     (.066)     (.177)
                                                                    ----       ----       ----       ----       ----       ----
Net Asset Value, End of Period ................................    $0.83      $0.86      $0.87      $0.98      $0.88      $1.18
                                                                    ====       ====       ====       ====       ====       ====
Total Return ..................................................     1.26%      1.46%     (7.73%)    15.67%    (20.47%)    12.58%
RATIOS/SUPPLEMENTAL DATA
Net Assets,  End of Period (000) ..............................  $122,605   $134,595   $196,746   $226,692   $212,665   $275,552
Ratios to Average Net Assets:
  Interest  expense ...........................................      .98%      1.10%      2.11%      2.09%      1.59%       .61%
  Operating expenses ..........................................     1.92%      2.64%      1.66%      1.55%      1.62%      1.44%
                                                                    ----       ----       ----       ----       ----       ----
      Total expenses ..........................................     2.90%+     3.74%+     3.77%      3.64%      3.21%      2.05%
                                                                    ====       ====       ====       ====       ====       ====
      Net investment income ...................................     3.29%+     2.23%+     3.89%      3.81%       .34%      5.20%
Portfolio  turnover rate ......................................   206.67%    399.38%    347.44%    347.50%    289.69%    404.05%
BANK LOANS
Amount  outstanding at end of period
  (000  omitted) ..............................................  $      0   $ 38,178   $  1,200   $ 64,575   $ 20,000   $ 20,873
Average amount of bank loans outstanding during the period
  (000  omitted) ..............................................  $ 14,728   $ 20,631   $ 49,448   $ 49,603   $ 54,479   $ 24,100
Average number of shares  outstanding during the period
  (000 omitted) ...............................................   127,017    153,535    178,456    191,692    206,323    184,664
Average amount of debt per share during the period ............  $   .116   $   .134   $   .277   $   .259   $   .264   $   .131


+These  ratios  are  after  expense  reimbursement  of .03% for the  year  ended
 December 31, 1997 and .11% for the six month period ended June 30, 1998.

(left column)

THE CALIFORNIA MUNI FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS

  Investment in securities
    at value (cost $15,070,542) ............................        $15,296,078
  Interest receivable ......................................            465,498
                                                                    -----------
        Total assets .......................................         15,761,576
                                                                    -----------
LIABILITIES
  Bank overdraft ...........................................          1,888,878
  Dividend Payable .........................................             51,597
  Due to Advisor ...........................................             12,229
  Accrued expenses .........................................             69,227
                                                                    -----------
        Total liabilities ..................................          2,021,931
                                                                    -----------

NET ASSETS consisting of:
  Accumulated net realized gain ..............   $   219,191
  Unrealized appreciation of
    securities ...............................       225,536
  Paid-in-capital applicable to
    1,705,639 shares of beneficial
    interest (Note 4) ........................    13,294,918
                                                 -----------        -----------
                                                                    $13,739,645
                                                                    ===========
NET ASSET VALUE PER SHARE ..................................              $8.06
                                                                          =====

(right column)

STATEMENT OF OPERATIONS
Six Months Ended June 30, 1998 (Unaudited)

INVESTMENT INCOME
Interest income ..................................                     $483,555
EXPENSES (Notes 2 and 3)
  Management fee .................................   $31,027
  Custodian and accounting fees ..................    14,565
  Transfer agent fees ............................    13,110
  Professional fees ..............................    64,801
  Printing and postage ...........................    12,377
  Distribution expenses ..........................    25,259
  Trustees' fees .................................     1,264
  Other ..........................................    10,109
                                                     -------
        Total expenses ...........................   172,512
                                                     -------           --------
        Net investment income ....................                      311,043
                                                                       --------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
  Net realized loss on investments ...............                       (1,598)
  Unrealized depreciation of
    investments for the year .....................                      (40,611)
                                                                       --------
        Net loss on investments . ................                      (42,209)
                                                                       --------
NET INCREASE IN NET ASSETS FROM
OPERATIONS .......................................                     $268,834
                                                                       ========

(two column)

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            Six Months
                                                                              Ended           Year Ended
                                                                          June 30, 1998      December 31,
                                                                           (Unaudited)          1997
                                                                          -------------      ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income .................................................  $   311,043       $   580,253
  Net realized gain (loss) on investments ...............................       (1,598)          493,308
  Unrealized appreciation (depreciation) of investments for the year ....      (40,611)          374,518
                                                                           -----------       -----------
      Net increase (decrease) in net assets from operations .............      268,834         1,448,079

DIVIDENDS PAID TO SHAREHOLDERS FROM
  Net investment income .................................................     (311,043)         (580,253)

CAPITAL SHARE TRANSACTIONS (Note 4) .....................................      (50,150)       (3,287,401)
                                                                           -----------       -----------
        Total increase (decrease) .......................................      (92,359)       (2,419,575)

NET ASSETS:
  Beginning of year .....................................................   13,832,004        16,251,579
                                                                           -----------       -----------
  End of year ...........................................................  $13,739,645       $13,832,004
                                                                           ===========       ===========

                       See Notes to Financial Statements.

THE CALIFORNIA MUNI FUND

STATEMENT OF CASH FLOWS
Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
  Sales of capital shares ...........................................  $93,166,980
  Repurchase of capital shares ......................................  (93,348,180)
                                                                       -----------
  Cash provided by capital share transactions .......................     (181,200)
  Cash provided by borrowings .......................................    1,385,860
  Distributions paid in cash ........................................     (179,993)       $1,024,667
                                                                       -----------       ----------

CASH (USED) PROVIDED BY OPERATIONS:
  Purchases of investments ..........................................  (25,807,868)
  Net proceeds from short-term investments ..........................            0
  Proceeds from sales of investments ................................   19,653,412
                                                                       -----------
                                                                        (6,154,456)
  Increase in deposit at brokers and custodian for short sales ......            0
  Net investment income .............................................      311,043
  Net change in receivables/payables related to operations ..........    4,818,746
                                                                       -----------
                                                                         5,129,789       (1,024,667)
                                                                       -----------       ----------
  Net Increase/Decrease in Cash .....................................                             0
  Cash, Beginning of Year ...........................................                             0
                                                                                         ----------
  Cash, End of Year .................................................                    $        0
                                                                                         ==========


                       See Notes to Financial Statements.



 Principal
  Amount                                     Issue                                        Type   Rating        Value
 ---------                                   -----                                        ----   ------        -----
$  100,000#     Arvin, Development Corporation, COP, RB, 8.75%, 09/01/18 ...............  FCLT     NR       $    24,505
   200,000      Beverly Hills, PFA, RB, IFRN*, MBIA Insured, 7.32%, 06/01/15 ...........  LRIB     AAA          210,928
   100,000      CSAC Finance Corp, COP, Sutter County Health Facilities Project,
                  7.80%, 01/01/21 ......................................................  FCLT     Baa1         101,973
    70,000      California, HFA, Home Mortgage, RB, Series A, MBIA Insured,
                  5.70%, 08/01/10 ......................................................  FCSI     Aaa           74,012
   300,000      California Statewide Communities Development Authority, Cedars
                  Sinai Medical Project, COP, RB, IFRN*, 6.87%, 11/01/15 ...............  LRIB     A1           303,044
   300,000      East Bay,  Wastewater  System  Project,  RB,  Refunding,  AMBAC
                  Insured, IFRN*, 6.87%, 06/01/20 ......................................  LRIB     AAA          313,133
 3,550,000      First Albany Corporation Trust Certificate Series 98-2, IFRN*,
                  AMBAC, 3.95%, 07/01/28 ...............................................  LRIB     NR         3,550,000
                  (Trust Certificates relating to PR Comwlth Ser B, AMBAC, 5.00,
                  07/01/28)
 1,500,000      First Albany Corporation Municipal Trust Certificate Series 98-2,
                  IFRN*, AMBAC, 6.60%, 07/01/28 ........................................  LRIB     NR         1,432,675
                (Trust Certificates relating to PR Comwlth Ser B, AMBAC, 5.00,
                07/01/28)
   220,000      Hawthorne, CRA, TAR, 6.75%, 09/01/24 ...................................  FCLT     Baa          242,459
   170,000      Lake Elsinore, USD, Refunding, COP, 6.90%, 02/01/20 ....................  FCLT     BBB          184,698
    10,000      Los Angeles, Home Mortgage, RB, 9.00%, 06/15/18 ........................  FCLT     A             10,043
 1,505,192      Los Angeles, HFA, MFH Project C, CAB, RB, 12.00%, 12/01/29 .............  FCLT     NR         1,114,034
   250,000      Northern California Power Agency, Multiple Capital Facilities, RB,
                  MBIA Insured, IFRN*, 8.89%, 08/01/25 .................................  LRIB     AAA          289,705
   250,000      Northern California Transmission Agency, CA-ORE Transmission
                  Project, RB, MBIA Insured, IFRN*, 6.78%, 04/29/24 ....................  LRIB     AAA          250,737
   500,000      Orange County Airport, RB, Refunding, MBIA Insured, 5.63%,
                  07/01/12 .............................................................  FCLT     Aaa          534,730
   250,000      Orange County, LTA, RB, IFRN*, 8.27%, 02/14/11 .........................  LRIB     AA           297,642
   250,000      Orange County, LTA, RB, IFRN*, 7.91%, 02/14/11 .........................  LRIB     AAA          285,441
   185,000      Panoche, Water District, COP, 7.50%, 12/01/08 ..........................  FCSI     BBB          198,283
 3,000,000      Puerto Rico Commonwealth GO, CAB, 07/01/17 .............................  LRIB     A          1,169,348
   250,000      Rancho, Water District Financing Authority, RB, Prerefunded @
                  104, AMBAC Insured, IFRN*, 9.07%, 08/17/21 ...........................  LRIB     AAA          298,892
   250,000      Redding, Electric System, COP, Series A, FGIC Insured, IFRN*,
                  7.08%, 06/01/19 ......................................................  LRIB     AAA          263,494
   175,000      Riverside, HFA, Riverside Apartment Project, RB, 7.88%, 11/01/19 .......  FCLT     BB-          179,549
   500,000      San Bernardino, COP, Series B. MBIA Insured, IFRN*, 7.45%,
                  07/01/16 .............................................................  INLT     AAA          529,656
   900,000      San Bernardino, COP, Series PA38, IFRN*, 14.42%, 07/01/16,
                  Rule 144A Security (restricted as to resale except to qualified
                  institutions) ........................................................  LRIB     NR         1,023,154
   200,000      San Diego Water Authority, COP, FGIC Insured, IFRN*, 7.40%,
                  04/22/09 .............................................................  LRIB     AAA          238,325




 Principal
  Amount                                     Issue                                        Type   Rating        Value
 ---------                                   -----                                        ----   ------        -----
$1,440,000x     San Jose, CRA, Series PA-38, TAB, MBIA Insured, IFRN*, 8.51%,
                  08/01/16, Rule 144A Security (restricted as to resale except to
                  qualified institutions) ..............................................  LRIB     NR      $  1,477,541
   250,000      Southern California Public Power Authority, FGIC Isured, IFRN*,
                  6.62%, 07/01/17 ......................................................  LRIB     AAA          241,119
    45,000      Tri City, HFA, FNMA/GNMA Collateralized, AMT, 6.45%, 12/01/28 ..........  FCLT     AAA           48,657
    30,000      Tri City, HFA, FNMA/GNMA Collateralized, AMT, Series B, 6.30%,
                  12/01/28 .............................................................  FCLT     AAA           32,477
   250,000      Tri City, HFA, FNMA/GNMA Collateralized, AMT, Series E, 6.40%,
                  12/01/28 .............................................................  FCLT     AAA          271,979
   100,000      Upland, HFA, RB, 7.85%, 07/02/20 .......................................  FCLT     BBB          103,845
                      Total Investments (Cost $15,070,542**) ...........................                    $15,296,078


 *Inverse Floating Rate Notes (IFRN) are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Rates shown are at June 30, 1998.
**Cost is the same for Federal income tax purposes.
 #Denotes non-income producing security: Security is in default.
 xThe Fund owns 100% of the security and therefore there is no trading in the security.


(left column)
                                     Legend

   Type  FCLT     -Fixed Coupon Long Term
         FCSI     -Fixed Coupon Short or Intermediate Term
         LRIB     -Residual Interest Bond Long Term
         INLT     -Indexed Inverse Floating Rate Bond Long Term
Ratings        If a security has a split rating the highest applicable
               rating is used, including published ratings on identicial
               credits for individual securities not individually rated.
               Ratings are unaudited.
         NR       -Not Rated
  Issue  AMBAC    American Municipal Bond Assurance Corporation
         AMT      Alternative Minimum Tax
         CAB      Capital Appreciation Bond
         CGIC     Capital Guaranty Insurance Company

(right column)

         COP      Certificate of Participation
         CRA      California Redevelopment Agency
         FGIC     Financial Guaranty Insurance Corporation
         FNMA     Federal National Mortgage Association
         FSA      Financial Security Assurance, Inc.
         GNMA     Government National Mortgage Association
         HFA      Housing Finance Authority
         LTA      Local Transportation Authority
         MBIA     Municipal Bond Insurance Assurance Corporation
         MFH      Multi Family Housing
         PFA      Public Financing Authority
         RB       Revenue Bond
         TAB      Tax Allocation Bond
         TAR      Tax Allocation Refunding
         USD      Unified School District


                       See Notes to Financial Statements.

THE CALIFORNIA MUNI FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

(left column)

1. Significant Accounting Policies
    The California Muni Fund (the Fund) was organized as a Massachusetts business trust and is registered as an open end management investment company under the Investment Company Act of 1940. The Fund's objective is to provide as high a level of income that is excluded from gross income for Federal income tax purposes and exempt from California personal income tax as is consistent with the preservation of capital. The Fund employs leverage in attempting to achieve its objective. The following is a summary of significant accounting policies followed in the preparation of its financial statements:

    Valuation of Securities-The Fund's portfolio securities are valued on the basis of prices provided by an independent pricing service when, in the opinion of persons designated by the Fund's trustees, such prices are believed to reflect the fair market value of such securities. Prices of non-exchange traded portfolio securities provided by independent pricing services are generally determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded or dealt in upon a securities exchange and not subject to restrictions against resale as well as options and futures contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price, or, in the absence of a sale, at the mean of the last bid and asked prices. Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available are valued at the mean of the current bid and asked prices. Money market and short-term debt instruments with a remaining maturity of 60 days or less will be valued on an amortized cost basis. Securities not priced in a manner described above and other assets are valued by persons designated by the Fund's trustees using methods which the trustees believe accurately reflects fair value.

    Federal Income Taxes-It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no provision for federal income tax is required.

(right column)

    Distributions-The Fund declares dividends daily from its net investment income and pays such dividends on the last business day of each month. Distributions of net capital gains, if any, realized on sales of investments are made annually, as declared by the Fund's Board of Trustees. Dividends are reinvested at the net asset value unless shareholders request payment in cash.

    General-Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discount on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

    Accounting Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other
   Transactions With Affiliates

    Management Agreement
    The Series had a Management Agreement with Fundamental Portfolio Advisors ("FPA") until May 31, 1998. Effective June 1, 1998, the Board of Trustees terminated the agreement with FPA, and selected Tocqueville Asset Management L.P. ("TAM") as interim manager until a permanent manager is selected. Pursuant to the agreement the investment adviser to the Series is responsible for the overall management of the business affairs and assets of the Series subject to the authority of the Fund's Board of Trustees. In consideration for the services provided under the agreement, the Series will pay an annual management fee in an amount equal to .50% of the Series' average daily net assets up to $100 million, and decreasing by .02% of each $100 million increase in net assets down to 0.4% of net assets in excess of $500 million. TAM earned fees of $5,768 for the one month ended June 30, 1998. Total management fees for

THE CALIFORNIA MUNI FUND

June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

(left column)

the six months ended June 30,1998 are set forth in the Statement of Operations.

    Plan of Distribution
    The Series has adopted a Distribution and Marketing Plan, pursuant to Rule 12b-1, promulgated under the Investment Company Act of 1940, under which the Series paid Fundamental Shareholder Services, Inc. ("FSC"), an affiliate of FPA, the former manager, a fee which accrued daily and paid monthly at an annual rate of .25% of the Series' average daily net assets. Amounts paid under the plan were to compensate FSC for the services it provided and the expenses it bore in distributing the Series' shares to investors. On June 1,1998 the Board of Trustees ceased authorizing payments to be paid pursuant to the plan. The amount incurred by the Series pursuant to the agreement for the six months ended June 30,1998 is set forth in the Statement of Operations.

    Regulatory Proceedings Against The
    Former Manager And Other Affiliates
    On September 30,1997, the Securities & Exchange Commission announced that it instituted public administrative and cease-and-desist proceedings against FPA, the former portfolio manager of the Fund, the former president of FPA and FSC, the Series' distributor until May 31, 1998. The proceeding arises for the alleged failure of the Series to disclose the risks of the Series portfolio strategy, and of FPA's failure to disclose its soft dollar arrangements to the Fund's Board of Trustees. On July 7, 1998, FPA's former president settled the administrative proceeding instituted by the Securities & Exchange Commission. Without admitting to or denying the allegations made pursuant to the administrative proceeding, FPA's former president consented to a fine of $25,000 and a bar from the industry for a period of one year. A hearing has been scheduled with respect to the other parties named in the proceedings with an administrative law judge to determine whether the allegations are true, and if so, what remedial action, if any, is appropriate.

    On February 19,1998 FSC and two of its executives, without admitting or denying guilt entered into an agreement with the National Association of Securities Dealers, Inc. ("NASD") whereby they accepted fines totaling

(right column)


$125,000 and other stipulated sanctions as well as a result of the NASD's findings that they had distributed advertising materials relating to the Series which violated NASD rules governing advertisements.

    Indemnification Payments to Affiliates
    FPA and FSC (on behalf of certain of their directors, officers, shareholders, employees and control persons) (the "Indemnitees") received payment during the fiscal year ended December 31, 1997 from the Fund in the amount of approximately $4,000. Upon learning of the payments, the Independent Board Members of the Fund directed that the Indemnitees return all of the payments to the Fund or place them in escrow pending their receipt of an opinion of an independent legal counsel to the effect that the Indemnitees are entitled to receive them. The Declaration of Trust and contracts that call for indemnification specify that no indemnification shall be provided to a person who shall be found to have engaged in "disabling conduct" as defined by applicable law. The Indemnities have undertaken to reimburse the Fund for any indemnification expenses for which it is determined that they were not entitled to as a result of "disabling conduct" net of any reimbursements already made to the fund in the form of fees forgone or other similar payments. Pending clarification of the legal issues involved, the Indemnitees have placed into an escrow account $4,000 as of April 30, 1998.

3. Trustees' Fees
    All of the Trustees of the Fund are also directors or trustees of two other affiliated mutual funds for which the Manager acts as investment adviser. For services and attendance at Board meetings and meetings of committees which are common to each Fund, each Trustee who is not affiliated with the Manager is compensated at the rate of $6,500 per quarter pro rated among the funds based on their respective average net assets. The Trustees also receive additional compensation for special services as requested by the Board.

4. Shares of Beneficial Interest
    As of June 30, 1998 there were an unlimited number of shares of beneficial interest (no par value) authorized and capital paid in which amounted to $13,294,918. Transactions in shares were as follows:

THE CALIFORNIA MUNI FUND

June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

(left column)

                                  Six Months
                                    Ended                    Year Ended
                                June 30, 1998            December 31, 1997
                                -------------            -----------------
                                 (Unaudited)
                            Shares         Amount       Shares        Amount
                            ------         ------       ------        ------
Shares sold               11,599,347   $ 93,166,981   32,632,214   $256,708,018

Shares issued
  on
  reinvest-
  ment of
  dividends                   16,268        131,049       51,101        419,765
Shares
  redeemed               (11,542,892)   (93,348,180) (33,097,092)  (260,415,184)
                          ----------   ------------   ----------   ------------
Net increase
  (decrease)                  32,722        (50,150)    (413,777)    (3,287,401)
                          ==========   ============   ==========   ============

5. Complex Securities and Investment
   Transactions

   Inverse Floating Rate Notes:
    The Fund invests in variable rate securities commonly called "inverse floaters". The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rate on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed rate bond. Certain interest rate movements and other market factors can substantially affect the liquidity of IFRN's.

  Investment Transactions:

    During the six months ended June 30, 1998, the cost of purchases and proceeds from sales of investment securities, other than short-term obligations, were $25,807,869 and $19,653,000, respectively.

    As of June 30, 1998 the net unrealized appreciation of portfolio securities amounted to $225,536 composed of unrealized appreciation of $770,048 and unrealized depreciation of $544,512.

(right column)

6. Line of Credit
    The Fund has a line of credit agreement with a bank collateralized by portfolio securities. Borrowings under this agreement bear interest linked to the bank's prime rate.

7. Agreement and Plan of Reorganization
    On July 16, 1997 each of Fundamental's mutual funds (consisting of: New York Muni Fund, The California Muni Fund, Fundamental Fixed Income Fund: Tax Free Money Market Series, High Yield Municipal Bond Series, and Fundamental U.S. Government Strategic Income Fund Series) have adopted, subject to shareholder approval, an Agreement and Plan of Reorganization (the "Plan") under which each fund (the "Fundamental Fund") will transfer all of its assets and liabilities to a newly-created corresponding series of The Tocqueville Trust (the "Tocqueville Fund") in exchange for shares of the Tocqueville Fund. Shareholders of each Fundamental Fund will receive shares of the corresponding Tocqueville Fund equal in value to their shares in the Fundamental Fund. Shareholders will not have to pay a sales load upon receiving shares of the Tocqueville Fund.

    The corresponding Tocqueville Fund will have investment objectives, polices and restrictions substantially identical to those of the Fundamental Fund. The Board of Trustees of the Tocqueville Funds is comprised of individuals other than those who currently serve as Directors (Trustees) of the Fundamental Funds. Tocqueville Asset Management L.P. is the investment adviser to the Tocqueville Funds.

    A majority of Fundamental's Board Members determined that the Plan would be in the best interests of shareholders of the Fundamental Funds and recommended that shareholders of each of the Fundamental Funds approve the Plan at a meeting anticipated to be held in the Spring of 1998.

8. Subsequent Event
    On July 10, 1998 the Board of Trustees of the Fund adopted resolution authorizing the Fund to terminate and abandon the agreement and plan of reorganization adopted by the Board of Trustees on July 16, 1997.

9. Selected Financial Information



                                                                Six Months
                                                                   Ended
                                                                  June 30,                  Years Ended December 31,
                                                                   1998        ------------------------------------------------
                                                                (Unaudited)    1997       1996       1995       1994       1993
                                                                -----------    ----       ----       ----       ----       ----

PER SHARE OPERATING PERFORMANCE
  (for a share outstanding throughout the period)
Net Asset Value, Beginning of Year ..............................  $ 8.27      $ 7.79     $ 8.91     $ 7.10     $ 9.49   $ 8.81
Income from investment operations:
Net investment income ...........................................     .218        .376       .409       .419       .553     .563
Net realized and unrealized gains (losses)
  on investments ................................................    (.210)       .480     (1.120)     1.810     (2.390)    .876
        Total from investment operations ........................     .008        .856      (.711)     2.229     (1.837)   1.439
Less Distributions:
Dividends from net investment income ............................    (.218)      (.376)     (.409)     (.419)     (.553)   (.563)
Dividends from net realized gains ...............................       -           -          -          -          -     (.196)
        Total distributions .....................................    (.218)      (.376)     (.409)     (.419)     (.553)   (.759)
Net Asset Value, End of Year ....................................  $ 8.06      $ 8.27     $ 7.79     $ 8.91     $ 7.10   $ 9.49
Total Return ....................................................    6.41%      11.33%     (8.01%)    32.02%    (19.89%)  16.80%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000) ...................................   13,740      13,832     16,252     12,622     10,558   16,280
Ratios to Average Net Assets:
  Interest expense ..............................................        0         .42       .45%       .39%       .98%     .39%
  Operating expenses ............................................    2.78%        2.95*     2.81%      2.81%      2.50%    1.77%*
        Total expenses ..........................................    2.78%        3.37*     3.26%      3.20%      3.48%    2.16%*
        Net investment income ...................................    5.01%       4.55%*     4.88%      5.02%      6.80%    6.04%*
Portfolio turnover rate .........................................  152.70%      70.86%     89.83%     53.27%     15.88%   51.26%

BANK LOANS
Amount outstanding at end of year (000 omitted) .................   $    0      $  503     $    0     $    0     $1,292   $3,714
Average amount of bank loans outstanding during the
  period (000 omitted) ..........................................   $    0      $  664     $  823     $  642     $1,620  $  958
Average number of shares outstanding during the period
  (000 omitted) .................................................    1,550       1,609      1,768      1,635      1,711    1,517
Average amount of debt per share during the period ..............   $    0      $  .41     $  .47     $  .39     $  .95  $   .63

**These ratios are after expense reimbursement of .03%, and .50% for the years ended December 31, 1997 and 1993.

(left column)

FUNDAMENTAL FIXED-INCOME FUND
TAX-FREE MONEY MARKET SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
  Investment in securities at value
    (cost $12,050,000)                                              $12,050,000
  Receivables:
    Fund shares sold                                                     38,320
    Interest                                                            191,987
                                                                    -----------
        Total assets                                                 12,280,307
                                                                    -----------

LIABILITIES
    Fund shares redeemed                                              8,880,153
    Dividends                                                               599
    Due to advisor                                                       10,487
  Accrued expenses                                                       24,598
  Other liabilities                                                     198,122
                                                                    -----------
        Total liabilities                                             9,113,959
                                                                    -----------

NET ASSETS equivalent to $1.00 per share on
  3,172,207 shares of beneficial interest
  outstanding (Note 4)                                              $ 3,166,348
                                                                    ===========

(right column)

STATEMENT OF OPERATIONS
Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest income ...................................                  $623,224
EXPENSES (Notes 2 and 3)
  Investment advisory fees ..........................  $ 92,445
  Custodian and accounting fees .....................    31,632
  Transfer agent fees ...............................    44,131
  Trustees' fees ....................................    12,181
  Professional fees .................................    12,391
  Distribution fees .................................    90,267
  Postage and printing ..............................     3,315
  Other .............................................    29,060
                                                       --------
        Total expenses ..............................   315,422
  Less:
    Expenses paid indirectly (Note 6) ...............    (3,888)
                                                       --------
        Net expenses ................................                   311,534
                                                                       --------

NET INCREASE IN NET ASSETS FROM
  OPERATIONS ........................................                  $311,690
                                                                       ========

(two column)

STATEMENTS OF CHANGES IN NET ASSETS

                                                      Six Months
                                                         Ended       Year Ended
                                                     June 30, 1998  December 31,
                                                      (Unaudited)       1997
                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                               $   311,690   $ 1,025,345
                                                      -----------   -----------
        Net increase in net assets from operations        311,690     1,025,345
DIVIDENDS PAID TO SHAREHOLDERS FROM
  Investment income                                      (311,690)   (1,025,345)
CAPITAL SHARE TRANSACTIONS (Note 4)                   (10,096,820)    8,642,404
                                                      -----------   -----------
        Total (decrease) increase                     (10,096,820)    8,642,404
NET ASSETS:
  Beginning of period                                  13,263,168     4,620,764
                                                      -----------   -----------
  End of period                                       $ 3,166,348   $13,263,168
                                                      ===========   ===========

                       See Notes to Financial Statements.

FUNDAMENTAL FIXED-INCOME FUND
TAX-FREE MONEY MARKET SERIES

STATEMENT OF INVESTMENTS
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------



 Principal
  Amount                                     Issue                                                Value
 ---------                                   -----                                                -----
$   75,000      Cuyahoga County, OH, IDR S & R Playhouse Realty, VRDN*, LOC Marine
                  Midland Bank, 4.00%, 12/01/09 ...............................................   $   75,000
   200,000      Delaware County, PA, SWDF, Scott Paper Project, Kimberly-Clark Corp.
                  Guaranty, VRDN*, 3.45%, 12/01/18 ............................................      200,000
   450,000      First Albany Corporation Municipal Trust Certificate Series 98-2, IFRN*,
                  AMBAC, 3.95%, 07/01/28 ......................................................      450,000
                (Trust Certificates relating to PR Comwlth Ser B, AMBAC, 5.00, 07/01/28)
   200,000      Fulton County, GA, PCR, General Motors Project, VRDN*,
                  3.60%, 04/01/10 .............................................................      200,000
   200,000      Garfield County, OK, PCR, Oklahoma Gas & Electric Co. Project A, VRDN*,
                  3.60%, 01/01/25 .............................................................      200,000
   300,000      Illinois HFAR, Franciscan Sisters Project, LOC Toronto Dominion Bank,
                  VRDN*, 3.55%, 09/01/15 ......................................................      300,000
   200,000      Jasper County, IN, PCR, Northern Indiana Public Service, 3.80%, 08/01/10 ......      200,000
   200,000      McIntosh, AL, PCR, Ciba Geigy Project, LOC Swiss Bank Corp. VRDN*,
                  3.60%, 12/01/03 .............................................................      200,000
   300,000      Missouri, PCR, Monsanto Project, VRDN*, 3.70%, 02/01/09 .......................      300,000
   200,000      Missouri, Third Street Building Project, SPA First Chicago, VRDN*, 3.60%,
                  08/01/99 ....................................................................      200,000
   200,000      Nebraska Higher Education Loan Program, SPA, SLMA, MBIA Insured,
                  VRDN*, 3.70%, 12/01/15 ......................................................      200,000
   400,000      New York NY GO, Series F-4, Credit Facility with Landesbank Hessen,
                  3.35%, 02/15/20 .............................................................      400,000
 8,800,000x     New York State, DAR, TRS 27, 3.70%, 07/01/24, City University, Floating
                  Rate Trust Receipts 27, MBIA Insured, Liquidity The Bank of New York ........    8,800,000
   125,000      Scioto County, OH, HFR, VHA, Central Capital Project, AMBAC Insured,
                  VRDN*, 3.50%, 12/01/25 ......................................................      125,000
   200,000      University of Michigan Rev, Ser A, University of Michigan Hospital, VRDN*,
                  3.80%, 12/01/27 .............................................................      200,000
                                                                                                 -----------
                Total Investments (Cost $12,050,000**) ........................................  $12,050,000
                                                                                                 ===========

 *Variable Rate Demand Notes (VRDN) are instruments whose interest rate changes on a specific date and/or whose interest rates vary with changes in a designated base rate.
**Cost is the same for Federal income tax purposes.
 xThe Fund, or its affiliates, own 100% of the security and therefore there is no trading in the security.

FUNDAMENTAL FIXED-INCOME FUND
TAX-FREE MONEY MARKET SERIES

STATEMENT OF INVESTMENTS (continued)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Legend
Issue    AMBAC    American Municipal Bond Assurance Corporation
         AMT      Alternative Minimum Tax
         GO       General Obligation
         ETM      Escrowed to Maturity
         HFAR     Health Facilities Authority Revenue
         HFR      Hospital Facilities Revenue
         IDB      Industrial Development Bond
         IDR      Industrial Development Revenue
         LOC      Letter of Credit
         MBIA     Municipal Bond Insurance Assurance Corporation
         PCR      Pollution Control Revenue
         PHA      Public Housing Authority
         RB       Revenue Bond
         SLMA     Student Loan Marketing Association
         SPA      Stand By Bond Purchase Agreement
         SWDF     Solid Waste Disposal Facility
         TRANS    Tax Revenue Anticipation Notes

                       See Notes to Financial Statements.

FUNDAMENTAL FIXED-INCOME FUND
TAX-FREE MONEY MARKET SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
1. Significant Accounting Policies

    Fundamental Fixed-Income Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund acts as a series company currently issuing three classes of shares of beneficial interest, the Tax-Free Money Market Series, the High-Yield Municipal Bond Series and the Fundamental U.S. Government Strategic Income Fund Series. Each series is considered a separate entity for financial reporting and tax purposes. The Tax-Free Money Market Series (the Series') investment objective is to provide as high a level of current income exempt from federal income tax as is consistent with the preservaton of capital and liquidity. The following is a summary of significant accounting policies followed in the preparation of the Series' financial statements:

    Valuation of Securities:
      Investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to the maturity of the instrument. Amortization of premium is charged to income, and accretion of market discount is credited to unrealized gains. The maturity of investments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment.

    Federal Income Taxes:
      It is the Series' policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no provision for federal income tax is required.

    Distributions:
      The Series declares dividends daily from its net investment income and pays such dividends on the last business day of each month. Distributions of net capital gains are made annually, as declared by the Fund's Board of Trustees. Dividends are reinvested at the net asset value unless shareholders request payment in cash.

    General:
      Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

    Accounting Estimates:
      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FUNDAMENTAL FIXED-INCOME FUND
TAX-FREE MONEY MARKET SERIES

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
2. Investment Advisory Fees and Other Transactions with Affiliates

    Management Agreement
    The Series had a Management Agreement with Fundamental Portfolio Advisors ("FPA") until May 31, 1998. Effective June 1, 1998, the Board of Trustees terminated the agreement with FPA, and selected Tocqueville Asset Management L.P. ("TAM") as interim manager until a permanent manager is selected. Pursuant to the agreement the investment adviser to the Series is responsible for the overall management of the business affairs and assets of the Series subject to the authority of the Fund's Board of Trustees. In consideration for the services provided under the agreement, the Series will pay an annual management fee in an amount equal to .50% of the Series' average daily net assets up to $100 million, and decreasing by .02% of each $100 million increase in net assets down to 0.4% of net assets in excess of $500 million. TAM earned fees of $2,177 for the one month ended June 30, 1998. Total management fees for the six months ended June 30,1998 are set forth in the Statement of Operations.

    Plan of Distribution
    The Series has adopted a Distribution and Marketing Plan, pursuant to Rule 12b-1, promulgated under the Investment Company Act of 1940, under which the Series paid Fundamental Shareholder Services, Inc. ("FSC"), an affiliate of FPA, the former manager, a fee which accrued daily and paid monthly at an annual rate of .25% of the Series' average daily net assets. Amounts paid under the plan were to compensate FSC for the services it provided and the expenses it bore in distributing the Series' shares to investors. On June 1,1998 the Board of Trustees ceased authorizing payments to be paid pursuant to the plan. The amount incurred by the Series pursuant to the agreement for the six months ended June 30,1998 is set forth in the Statement of Operations.

    Regulatory Proceedings Against The Former Manager And Other Affiliates
    On September 30,1997, the Securities & Exchange Commission announced that it instituted public administrative and cease-and-desist proceedings against FPA, the former portfolio manager of the Fund, the former president of FPA and FSC, the Series' distributor until May 31, 1998. The proceeding arises for the alleged failure of the Series to disclose the risks of the Series portfolio strategy, and of FPA's failure to disclose its soft dollar arrangements to the Fund's Board of Trustees. On July 7, 1998, FPA's former president settled the administrative proceeding instituted by the Securities & Exchange Commission. Without admitting to or denying the allegations made pursuant to the administrative proceeding, FPA's former president consented to a fine of $25,000 and a bar from the industry for a period of one year. A hearing has been scheduled with respect to the other parties named in the proceedings with an administrative law judge to determine whether the allegations are true, and if so, what remedial action, if any, is appropriate.

    On February 19,1998 FSC and two of its executives, without admitting or denying guilt entered into an agreement with the National Association of Securities Dealers, Inc. ("NASD") whereby they accepted fines totaling $125,000 and other stipulated sanctions as well as a result of the NASD's findings that they had distributed advertising materials relating to the Series which violated NASD rules governing advertisements.

    Indemnification Payments to Affiliates
    FPA and FSC (on behalf of certain of their directors, officers, shareholders, employees and control persons) (the "Indemnitees") received payment during the fiscal year ended December 31, 1997 from three of the Fundamental Funds for attorneys' fees incurred by them in defending certain proceedings. Upon learning of the payments, the Independent Board Members of the Fundamental Funds directed that the Indemnitees return all of the payments to the Funds or place them in escrow pending their receipt of an opinion of an independent legal counsel to the effect that the Indemnitees are entitled to receive them. The charter documents and contracts that call for

FUNDAMENTAL FIXED-INCOME FUND
TAX-FREE MONEY MARKET SERIES

NOTES  TO   FINANCIAL   STATEMENTS   (continued)   June  30,  1998   (Unaudited)
--------------------------------------------------------------------------------
indemnification specify that no indemnification shall be provided to a person who shall be found to have engaged in "disabling conduct" as defined by applicable law. The Indemnities have undertaken to reimburse the Fundamental Funds for any indemnification expenses for which it is determined that they were not entitled to as a result of "disabling conduct" net of any reimbursements already made to the Fund in the form of fees forgone or other similar payments. FPA and FSC waived fees during the year ended December 31, 1997, and have asserted that they elected to forgo these fees because the Fundamental Funds were paying legal expenses pursuant to indemnification. Pending clarification of the legal issues involved, the Indemnitees have placed into an escrow account $106,863 as of April 30, 1998. The independent trustees instructed FPA to escrow the full amount incurred by the Fundamental Funds of approximately $287,000. In addition the Board of Trustees has not authorized the payment of management fees to the amount of $8,310 prior to the termination of the management agreement.

3. Trustees' Fees
    All of the Trustees of the Fund are also directors or trustees of two other affiliated mutual funds for which the Manager acts as investment adviser. For services and attendance at Board meetings and meetings of committees which are common to each Fund, each Trustee who is not affiliated with the Manager is compensated at the rate of $6,500 per quarter pro rated among the funds based on their respective average net assets. The Trustees also receive additional compensation for special services as requested by the Board.

4. Shares of Beneficial Interest
    As of June 30, 1998 there were an unlimited number of shares of beneficial interest (no par value) authorized and capital paid in amounted to $3,172,207. Transactions in shares of beneficial interest, all at $1.00 per share were as follows:

                                                  Six Months
                                                    Ended         Year ended
                                                June 30, 1998    December 31,
                                                 (Unaudited)         1997
                                                -------------     -----------
Shares sold                                    $1,039,649,010    $2,566,332,934
Shares issued on reinvestment of dividends             36,506         1,048,578
Shares redeemed                                (1,049,782,336)   (2,558,739,108)
                                               --------------    --------------
Net (decrease) increase                           (10,096,820)   $    8,642,404
                                               ==============    ==============

5. Line of Credit
    The Fund has a line of credit agreement with its custodian bank collateralized by cash and portfolio securities for $500,000. Borrowings under this agreement bear interest linked to the bank's prime rate. The Series had no borrowing under the line of credit agreement as of or during the six months ended June 30, 1998.

6. Expenses Paid Indirectly
    The Fund has an arrangement with its custodian whereby credits earned on cash balances maintained at the custodian are used to offset custody charges. These credits amounted to approximately $3,888 for the six months ended June 30, 1998.

7. Agreement and Plan of Reorganization
    On July 16, 1997 each of Fundamental's mutual funds (consisting of: New York Muni Fund, The California Muni Fund, Fundamental Fixed Income Fund: Tax Free Money Market Series, High Yield Municipal Bond Series, and Fundamental U.S. Government Strategic Income Fund Series) have adopted, subject to shareholder approval, an Agreement and Plan of Reorganization (the "Plan") under which each fund (the "Fundamental Fund") will transfer all of its assets and liabilities to a newly-created corresponding series of The Tocqueville Trust

FUNDAMENTAL FIXED-INCOME FUND
TAX-FREE MONEY MARKET SERIES

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
(the "Tocqueville Fund") in exchange for shares of the Tocqueville Fund. Shareholders of each Fundamental Fund will receive shares of the corresponding Tocqueville Fund equal in value to their shares in the Fundamental Fund. Shareholders will not have to pay a sales load upon receiving shares of the Tocqueville Fund.

    The corresponding Tocqueville Fund will have investment objectives, polices and restrictions substantially identical to those of the Fundamental Fund. The Board of Trustees of the Tocqueville Funds is comprised of individuals other than those who currently serve as Directors (Trustees) of the Fundamental Funds. Tocqueville Asset Management L.P. is the investment adviser to the Tocqueville Funds.

    A majority of Fundamentals' Board Members determined that the Plan would be in the best interests of shareholders of the Fundamental Funds and recommended that shareholders of each of the Fundamental Funds approve the Plan at a meeting anticipated to be held in the Spring of 1998.

8. Subsequent Event

    On July 10, 1988 the Board of Trustees of the Fund adopted resolutions authorizing the Fund to terminate and abandon the Agreement and Plan of Reorganization adopted by the Board of Trustees on July 16, 1997.

9. Selected Financial Information



                                                 Six Months
                                                   Ended                 Years Ended December 31,
                                                June 30, 1998    -------------------------------------------------
                                                 (Unaudited)     1997       1996      1995       1994       1993
                                                 -----------     ----       ----      ----       ----       ----
PER SHARE DATA AND RATIOS
  (for a share outstanding throughout the period)
Net Asset Value, Beginning of Year ...............  $1.00        $1.00      $1.00      $1.00      $1.00      $1.00
                                                    ------       ------     ------     ------     ------     ------
Income from investment operations:
Net investment income ............................   0.022        0.022      0.023      0.026      0.017      0.014
                                                    ------       ------     ------     ------     ------     ------
Less Distributions:
Dividends from net investment income .............  (0.022)      (0.022)    (0.023)    (0.026)    (0.017)    (0.014)
                                                    ------       ------     ------     ------     ------     ------
Net Asset Value, End of Period ...................  $1.00        $1.00      $1.00      $1.00      $1.00      $1.00
                                                    ======       ======     ======     ======     ======     ======
Total Return .....................................   1.85%        2.19%      2.28%      2.60%      1.69%      1.62%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000 omitted) ............   3,166       13,263      4,621     11,251      9,004      5,830
Ratios to Average Net Assets
    Expenses .....................................   1.69%        1.52%#+    1.54%#     1.53%#     0.91%+      .95%+
    Net investment income ........................   1.69%        2.10%      2.04%      2.43%      1.55%      1.25%

BANK LOANS
Amount outstanding at end of period
  (000 omitted) ..................................  $    -       $    -     $  218     $    -     $  451     $ 290
Average amount of bank loans outstanding
  during the period (000 omitted) ................  $    -       $    -     $    -     $   41     $   53     $ 111
Average number of shares outstanding during
  the period (000 omitted) .......................  37,284        48,801    56,876     44,432     56,267    25,786
Average amount of debt per share during
  the period .....................................  $    -       $    -     $    -     $ .001     $ .001     $.004

   +These ratios are after expense reimbursement of .02%, .44% and .67%, for each of the years ended December 31,
    1997, 1994 and 1993, respectively.
   #These ratios would have been 1.44%, 1.40% and 1.35% net of expense offsets of .08%, .14% and .18% for the years ended December 31, 1997, 1996 and 1995, respectively.

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

(LEFT COLUMN)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)
-------------------------------------------------------------
ASSETS
  Investment in securities at value (Note 5)
    (cost $2,358,739) ..........................   $2,414,086
  Interest receivable ..........................       47,032
                                                   ----------
          Total assets .........................    2,461,118
                                                   ----------
LIABILITIES
  Due to advisor ...............................        8,731
  Accrued expenses .............................       14,115
  Bank overdraft payable .......................      119,692
  Dividend payable .............................        4,578
                                                   ----------
          Total liabilities ....................      147,116
                                                   ----------
NET ASSETS consisting of:
  Accumulated net realized
    loss ..........................  $ (147,351)
  Unrealized appreciation
    of securities .................      55,347
  Paid-in-capital applicable to
    315,190 shares of
    beneficial interest
    (Note 4) ......................   2,406,006
                                     ----------
                                                   $2,314,002
                                                   ==========
NET ASSET VALUE PER SHARE .....................    $     7.34
                                                   ==========

(RIGHT COLUMN)

STATEMENT OF OPERATIONS
Six Months Ended June 30, 1998 (Unaudited)
-------------------------------------------------------------
INVESTMENT INCOME
  Interest income .............................       $86,295

EXPENSES (Notes 2 and 3)
  Investment advisory fees ........      $ 8,730
  Custodian and accounting fees ...        5,646
  Transfer agent fees .............        5,255
  Trustee fees ....................          278
  Distribution fees ...............        4,503
  Professional fees ...............        3,558
  Postage and printing ............       12,469
  Other ...........................        4,331
                                         -------
           Total expenses .........       44,770
                                                     --------
           Net investment income ..............        41,525

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net realized gain on investments .      11,363
  Change in unrealized appreciation of
    investments for the year .......     (37,390)
                                         -------
           Net loss on investments ............       (26,027)
                                                     --------

NET INCREASE IN NET ASSETS FROM
  OPERATIONS ..................................       $15,498
                                                     ========

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                     Six Months
                                                        Ended       Year Ended
                                                    June 30, 1998  December 31,
                                                     (Unaudited)       1997
                                                    -------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ..........................  $   41,525     $   93,414
  Net realized gain on investments ...............      11,363         17,891
  Unrealized (depreciation) appreciation of
    investments for the year .....................     (37,390)       166,782)
                                                    ----------     ----------
          Net increase in net assets from operations    15,498        278,087
DIVIDENDS PAID TO SHAREHOLDERS FROM
  Net investment income ..........................     (41,525)       (93,414)
CAPITAL SHARE TRANSACTIONS (Note 4) ..............      85,044        212,100
                                                    ----------     ----------
          Total increase .........................      59,017        396,773
NET ASSETS:
  Beginning of year ..............................   2,254,985      1,858,212
                                                    ----------     ----------
  End of year ....................................  $2,314,002     $2,254,985
                                                    ==========     ==========


                     See Notes to Financial Statements.

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

STATEMENT OF INVESTMENTS
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
 Principal
  Amount                         Issue(d)                              Value
 ---------                       --------                              -----
 $  40,000   Brookhaven, NY, IDA, CFR, Dowling College,
               6.75%, 03/01/23 ...................................... $  42,703
   300,000   Burke County GA Development Authority, PCR,
               3.95%, 07/01/24 ......................................   300,000
   250,000   Colorado Health Facilities Authority, RHR, Liberty
               Heights Project, ETM CAB, 07/15/24 ...................    60,856
   100,000   Corona, CA, COP, Vista Hospital Systems Inc.,
               8.38%, 07/01/11 ......................................   110,487
   100,000   Escambia, FL, Housing Corporation, Royal Arms Project,
               Series B, 9.00%, 07/01/16 ............................   103,816
   100,000   First Albany Corporation Municipal Trust Certificate
               Series 98-1, IFRN*, AMBAC 6.60%, 01/01/22 ............    95,512
               (Trust Certificates relating to NY MTA Ser B,
                AMBAC, 5.13%, 07/01/24)
   100,000   First Albany Corporation Municipal Trust Certificate
               Series 98-2, IFRN*, AMBAC 6.87%, 07/01/24 ............    98,743
               (Trust Certificates relating to PR Comwlth Ser B,
                AMBAC, 5.00, 07/01/28)
   500,000    Foothill/Eastern TCA, Toll Road Revenue, CAB, 01/01/26    113,950
    25,000    Hidalgo County, TX, Health Services, Mission Hospital
                Inc. Project 6.88%, 08/15/26 ........................    26,630
    50,000+   Illinois Development Financial Authority, Solid Waste
                Disposal, RB, Ford Heights Waste Tire Project,
                7.88%, 04/01/11 .....................................    10,577
    45,000    Illinois Health Facilities Authority, Midwest Physician
                Group Ltd Project, RB 8.13%, 11/15/19 ...............    55,435
    35,000    Indianapolis, IN, RB, Robin Run Village Project,
                7.63%, 10/01/22 .....................................    38,331
    50,000    Joplin, MO, IDA, Hospital Facilities Revenue, Tri State
                Osteopathic 8.25%, 12/15/14 .........................    57,618
   630,000    Marengo County, AL, Port Authority Facilities, RB, CAB,
                Series A, 03/01/19 ..................................   151,352
    85,000    Montgomery County, TX, Health Facilities Development
                Corp., The Woodlands Medical Center, 8.85%, 08/15/14     91,455
   100,000    New York City, NY, Municipal Water Finance Authority,
                Water & Sewer RB TR Receipts Series 29,
                6.89%, 06/15/30 .....................................    96,997
   100,000    New York State, DAR, City University System Residual
                Int Tr Recpts 27 MBIA Insured, Liquidity The Bank
                of New York, 8.79%, 07/01/24 ........................   109,756
   100,000    New York State, DAR, City University System Residual
                Int Tr Recpts 28 AMBAC Insured, Liquidity The Bank
                of New York, 8.16%, 07/01/25 ........................   105,346
   100,000#x  Niagara Falls, NY, URA, Old Falls Street Improvement
                Project, 11.00%, 05/01/09 ...........................    35,795
    50,000    Northeast, TX, Hospital Authority Revenue, Northeast
                Medical Center 7.25%, 07/01/22 ......................    57,049
    75,000    Perdido, FL, Housing Corporation, RB, Series B,
                9.25%, 11/01/16 .....................................    74,992
    30,000    Philadelphia, PA, HEHA, Graduate Health Systems Project,
                7.25%, 07/01/18 .....................................    31,089
    60,000    Port Chester, NY, IDA, Nadal Industries Inc. Project,
                7.00%, 02/01/16 .....................................    62,327
    75,000    San Antonio, TX, HFC, Multi Family Housing, RB, Agape
                Metro Housing Project Series A, 8.63%, 12/01/26 .....    76,005
    75,000    San Bernadino, CA, San Bernadino Community Hospital,
                RB 7.88%, 12/01/19 ..................................    77,016
   100,000    San Bernadino County, CA, COP, Series PA-38, MBIA
                Insured, IFRN* 14.42%, 07/01/16,  Rule  144A
                Security  (restricted  as to resale  except to
                qualified institutions) .............................   113,684
    60,000x   San Jose, CA,  Redevelopment  Agency, Tax Allocation
                Bonds, IFRN*, MBIA Insured  8.51%,  08/01/16,  MBIA
                Insured,  Rule 144A Security  (restricted as to
                resale except to qualified institutions) ............    61,564

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

STATEMENT OF INVESTMENTS (continued)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
 Principal
  Amount                         Issue(d)                              Value
 ---------                       --------                              -----
 $ 150,000   Savannah, GA Economic Development Authority Revenue,
               ETM, CAB, 12/01/21 ...................................$   41,898
    40,000   Schuylkill County, PA, IDA Resource Recovery, Schuykill
               Energy Res Inc. AMT, 6.50%, 01/01/10 .................    40,235
    15,000#+ Troy, NY, IDA, Hudson River Project, 11.00%, 12/01/04 ..     6,150
    75,000@+ Villages at Castle Rock, CO, Metropolitan District #4,
               8.50%, 06/01/31 ......................................    39,148
    25,000   Wayne, MI, AFR, Northwest Airlines Inc. 6.75%, 12/01/15     27,570
                                                                     ----------
 3,640,000   Total Investments (Cost $2,358,739**) ..................$2,414,086
                                                                     ==========


  * Inverse Floating Rate Notes (IFRN) are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Rates shown are as of June 30, 1998.

 ** Cost is approximately the same for income tax purposes.

  # The value of this non-income producing security has been estimated by persons designated by the Fund's Board of Trustees using methods the Trustees believe reflect fair value. See note 5 to the financial statements.

  + Denotes non-income producing security.

  @ Security in default. Interest paid on cash flow basis. Rate shown as of June 30, 1998.

  x The Fund, or its affiliates, own 100% of the security and therefore there is no trading in this security.

Legend

(d)Issue     AFR      Airport Facilities Revenue
             AMBAC    American Municipal Bond Assurance Corporation
             AMT      Subject to Alternative Minimum Tax
             CAB      Capital Appreciation Bond
             COP      Certificate of Participation
             CFR      Civic Facility Revenue
             DAR      Dorm Authority Revenue
             ETM      Escrowed to Maturity
             FHA      Federal Housing Administration
             HEHA     Higher Education and Health Authority
             HFC      Housing Finance Corporation
             IDA      Industrial Development Authority
             MBIA     Municipal Bond Insurance Assurance Corporation
             RB       Revenue Bond
             RHR      Retirement Housing Revenue
             TCA      Transportation Corridor Agency
             URA      Urban Renewal Agency


                       See Notes to Financial Statements.

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
1. Significant Accounting Policies

     Fundamental Fixed-Income Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund operates as a series company currently issuing three classes of shares of beneficial interest, the Tax-Free Money Market Series, the High-Yield Municipal Bond Series and the Fundamental U.S. Government Strategic Income Fund Series (the Series). Each series is considered a separate entity for financial reporting and tax purposes. The High-Yield Municipal Bond Series (the Series) seeks to provide a high level of current income exempt from federal income tax through investment in a portfolio of lower quality municipal bonds, generally referred to as "junk bonds." These bonds are considered speculative because they involve greater price volatility and risk than higher rated bonds. The following is a summary of significant accounting policies followed in the preparation of the Series' financial statements:

Valuation of Securities: The Fund's portfolio securities are valued on the basis of prices provided by an independent pricing service when, in the opinion of persons designated by the Fund's trustees, such prices are believed to reflect the fair market value of such securities. Prices of non-exchange traded portfolio securities provided by independent pricing services are generally determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded or dealt in upon a securities exchange and not subject to restrictions against resale as well as options and futures contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price, or, in the absence of a sale, at the mean of the last bid and asked prices. Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available are valued at the mean of the current bid and asked prices. Money market and short-term debt instruments with a remaining maturity of 60 days or less will be valued on an amortized cost basis. Securities not priced in a manner described above and other assets are valued by persons designated by the Fund's trustees using methods which the trustees believe accurately reflects fair value.

Federal Income Taxes: It is the Series' policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no provision for federal income tax is required.

Distributions: The Series declares dividends daily from its net investment income and pays such dividends on the last business day of each month. Distributions of net capital gain, if any, realized on sales of investments are anticipated to be made before the close of the Series' fiscal year, as declared by the Board of Trustees. Dividends are reinvested at the net asset value unless shareholders request payment in cash.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Realized gain and loss from the sale of securities are recorded on an identified cost basis. Original issue discounts and premiums are amortized over the life of the respective securities. Premiums are amortized and charged against interest income and original issue discounts are accreted to interest income.

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
Accounting Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


2. Investment Advisory Fees and Other Transactions with Affiliates

    Management Agreement
    The Series had a Management Agreement with Fundamental Portfolio Advisors ("FPA") until May 31, 1998. Effective June 1, 1998, the Board of Trustees terminated the agreement with FPA, and selected Tocqueville Asset Management L.P. ("TAM") as interim manager until a permanent manager is selected. Pursuant to the agreement the investment adviser to the Series is responsible for the overall management of the business affairs and assets of the Series subject to the authority of the Fund's Board of Trustees. In consideration for the services provided under the agreement, the Series will pay an annual management fee in an amount equal to .80% of the Series' average daily net assets up to $100 million, and decreasing by .02% of each $100 million increase in net assets down to .70% of net assets in excess of $500 million. TAM earned fees of $1,526 for the one month ended June 30, 1998. Total management fees for the six months ended June 30,1998 are set forth in the Statement of Operations.

    Plan of Distribution
    The Series has adopted a Distribution and Marketing Plan, pursuant to Rule 12b-1, promulgated under the Investment Company Act of 1940, under which the Series paid Fundamental Shareholder Services, Inc. ("FSC"), an affiliate of FPA, the former manager, a fee which accrued daily and paid monthly at an annual rate of .25% of the Series' average daily net assets. Amounts paid under the plan were to compensate FSC for the services it provided and the expenses it bore in distributing the Series' shares to investors. On June 1,1998 the Board of Trustees ceased authorizing payments to be paid pursuant to the plan. The amount incurred by the Series pursuant to the agreement for the six months ended June 30,1998 is set forth in the Statement of Operations.

    Regulatory Proceedings Against The Former Manager And Other Affiliates
    On September 30,1997, the Securities & Exchange Commission announced that it instituted public administrative and cease-and-desist proceedings against FPA, the former portfolio manager of the Fund, the former president of FPA and FSC, the Series' distributor until May 31, 1998. The proceeding arises for the alleged failure of the Series to disclose the risks of the Series portfolio strategy, and of FPA's failure to disclose its soft dollar arrangements to the Fund's Board of Trustees. On July 7, 1998, FPA's former president settled the administrative proceeding instituted by the Securities & Exchange Commission. Without admitting to or denying the allegations made pursuant to the administrative proceeding, FPA's former president consented to a fine of $25,000 and a bar from the industry for a period of one year. A hearing has been scheduled with respect to the other parties named in the proceedings with an administrative law judge to determine whether the allegations are true, and if so, what remedial action, if any, is appropriate.

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

    On February 19,1998 FSC and two of its executives, without admitting or denying guilt entered into an agreement with the National Association of Securities Dealers, Inc. ("NASD") whereby they accepted fines totaling $125,000 and other stipulated sanctions as well as a result of the NASD's findings that they had distributed advertising materials relating to the Series which violated NASD rules governing advertisements.

Indemnification Payments to Affiliates

    FPA and FSC (on behalf of certain of their directors, officers, shareholders, employees and control persons) (the "Indemnitees") received payment during the fiscal year ended December 31, 1997 from three of the Fundamental Funds for attorneys' fees incurred by them in defending certain proceedings. Upon learning of the payments, the Independent Board Members of the Fundamental Funds directed that the Indemnitees return all of the payments to the Funds or place them in escrow pending their receipt of an opinion of an independent legal counsel to the effect that the Indemnitees are entitled to receive them. The charter documents and contracts that call for indemnification specify that no indemnification shall be provided to a person who shall be found to have engaged in "disabling conduct" as defined by applicable law. The Indemnities have undertaken to reimburse the Fundamental Funds for any indemnification expenses for which it is determined that they were not entitled to as a result of "disabling conduct" net of any reimbursements already made to the Funds in the form of fees forgone or other similar payments. FPA and FSC waived fees during the year ended December 31, 1997, and have asserted that they elected to forgo these fees because the Fundamental Funds were paying legal expenses pursuant to indemnification. Pending clarification of the legal issues involved, the Indemnitees have placed into an escrow account $106,863 as of April 30, 1998. The independent trustees instructed FPA to escrow the full amount incurred by the Fundamental Funds of approximately $287,000.

3. Trustees' Fees

   All of the Trustees of the Fund are also directors or trustees of two other affiliated mutual funds for which the Manager acts as investment adviser. For services and attendance at Board meetings and meetings of committees which are common to each fund, each Trustee who is not affiliated with the Manager is compensated at the rate of $6,500 per quarter pro rated among the funds based on their respective average net assets. The Trustees also receive additional compensation for special services as requested by the Board.

4. Shares of Beneficial Interest

    As of June 30, 1998, there were an unlimited number of shares of beneficial interest (no par value) authorized and capital paid in amounted to $2,406,006. Transactions in shares of beneficial interest were as follows:

                                  Six Months Ended
                                    June 30, 1998             Year Ended
                                     (Unaudited)           December 31, 1997
                                 -------------------      -------------------
                                 Shares       Amount      Shares       Amount
                                 ------       ------      ------       ------
Shares sold ..................  1,121,245   $8,335,346   2,941,324  $20,530,136
Shares issued on reinvestment
  of dividends ...............      3,488       26,039      11,426       79,995
Shares redeemed .............. (1,109,015)  (8,276,341) (2,924,097) (20,398,031)
                                ---------    ---------   ---------  -----------
    Net increase .............     15,718    $  85,044      28,653  $   212,100
                                =========    =========   =========  ===========

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

5. Investment Transactions
    The Fund invests in variable rate securities commonly called "inverse floaters." The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rate on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Certain interest rate movements and other market factors can substantially affect the liquidity of IFRN's.

    The Fund invests in lower rated or unrated ("junk") securities which are more likely to react to developments affecting market risk and credit risk than would higher rated securities which react primarily to interest rate fluctuations. The Fund held securities in default with an aggregate value of $91,670 at June 30, 1998 (4.0% of net assets). As indicated in the Statement of Investments, the Troy, NY Industrial Revenue Bond, 11% due December 1, 2014 with a par value of $15,000 and a value of $6,150 at June 30, 1998 has been estimated in good faith under methods determined by the Board of Trustees.

    The Fund owns 1.7% of a Niagara Falls New York Urban Renewal Agency 11% Bond ("URA Bond") due to mature on May 1, 2009 which has missed interest and sinking fund payments. An affiliated investment company owns 98.3% of this bond issue. The Fund was party to an agreement whereby certain related bonds owned by an affiliate were to be subject to repayment under a debt assumption agreement. The agreement allowed the affiliate to allocate a portion of the debt services it receives to the URA Bond. In exchange the Fund forfeited certain rights it had as holder of the URA bond. The debt assumption was not completed and the timing and amount of debt service payments is uncertain. The value of this bond is $35,795 and is valued at 35.80% of face value at June 30, 1998 under methods determined by the Board of Trustees.

    During the six months ended June 30, 1998, the cost of purchases and proceeds from sales of investment securities, other than short-term obligations, were $200,119 and $910,363, respectively.

    As of June 30, 1998 net unrealized appreciation of portfolio securities amounted to $55,347, composed of unrealized appreciation of $194,096 and unrealized depreciation of $138,749.

    The Fund has capital loss carryforwards to offset future capital gains as follows:
                              Amount   Expiration
                             -------   ----------
                             $23,500   12/31/1998
                              22,200   12/31/1999
                              20,500   12/31/2000
                              54,300   12/31/2002
                              40,000   12/31/2003
                            --------
                            $160,500
                            ========

6. Agreement and Plan of Reorganization
    On July 16, 1997 each of Fundamental's mutual funds (consisting of: New York Muni Fund, The California Muni Fund, Fundamental Fixed Income Fund: Tax Free Money Market Series, High Yield Municipal Bond Series, and Fundamental U.S. Government Strategic Income Fund Series) have adopted, subject to shareholder approval, an Agreement and Plan of Reorganization (the "Plan") under which each fund (the "Fundamental Fund") will transfer all of its assets and liabilities to a newly-created corresponding series of The Tocqueville Trust (the "Tocqueville Fund") in exchange for shares of the Tocqueville Fund. Shareholders of each Fundamental Fund will receive shares of the corresponding Tocqueville Fund equal in value to their shares in the Fundamental Fund. Shareholders will not have to pay a sales load upon receiving shares of the Tocqueville Fund.

FUNDAMENTAL FIXED-INCOME FUND
HIGH-YIELD MUNICIPAL BOND SERIES

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------


    The corresponding Tocqueville Fund will have investment objectives, polices and restrictions substantially identical to those of the Fundamental Fund. The Board of Trustees of the Tocqueville Funds is comprised of individuals other than those who currently serve as Directors (Trustees) of the Fundamental Funds. Tocqueville Asset Management L.P. is the investment adviser to the Tocqueville Funds.

     A majority of Fundamental's Board members determined that the Plan would be in the best interests of shareholders of the Fundamental Funds and recommended that shareholders of each of the Fundamental Funds approve the Plan at a meeting anticipated to be held in the Spring of 1998.


7. Subsequent Event
    On July 10, 1998 the Board of Trustees of the Fund adopted resolutions authorizing the Fund to terminate and abandon the Agreement and Plan of Reorganization adopted by the Board of Trustees on July 16, 1997.


8. Selected Financial Information


                                               Six Months
                                                 Ended                 Years Ended December 31,
                                             June 30, 1998   -------------------------------------------
                                              (Unaudited)       1997     1996    1995     1994     1993
                                              -----------       ----     ----    ----     ----     ----

PER SHARE OPERATING PERFORMANCE
  (for a share outstanding throughout the period)
Net asset value, beginning of period ............. $7.53       $6.86    $7.07    $5.92    $7.27   $7.30
                                                   -----       -----    -----    -----    -----   -----
Income from investment operations:
  Net investment income ..........................  0.15        0.37     0.47     0.34     0.43    0.39
  Net realized and unrealized gains (losses) on
    investments .................................. (0.19)       0.67    (0.21)    1.15    (1.35)  (0.03)
                                                   -----       -----    -----    -----    -----   -----
  Total from investment operations ............... (0.04)       1.04     0.26     1.49    (0.92)   0.36
                                                   -----       -----    -----    -----    -----   -----
Less distributions:
Dividends from net investment income ............. (0.15)      (0.37)   (0.47)   (0.34)   (0.43)  (0.39)
                                                   -----       -----    -----    -----    -----   -----
Net asset value, end of period ................... $7.34       $7.53    $6.86    $7.07    $5.92   $7.27
                                                   =====       =====    =====    =====    =====   =====
Total Return .....................................10.16%      15.71%    4.05%   25.70%  (12.92%)  5.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) .......... 2,314       2,255    1,858    1,457      979   1,087
Ratios to average net assets:
    Expenses* .................................... 4.10%       2.58%    2.49%    2.50%    2.50%   2.50%
    Net investment income* ....................... 3.80%       5.12%    6.85%    5.15%    6.70%   5.40%
Portfolio turnover rate .......................... 8.02%     133.79%  139.26%   43.51%   75.31%  84.89%
BANK LOANS
Amount outstanding at end of period
  (000 omitted) .................................. $  -        $  -       228      379    $  -    $  -
Average amount of bank loans outstanding
  during the period (000 omitted) ................ $  -        $  -      $  -       61    $  -    $  -
Average number of shares outstanding during
  the period (000 omitted) .......................  296         260       237      183      156    145
Average amount of debt per share during the
  period ......................................... $  -        $  -      $  -    $0.33    $  -    $  -

**These ratios are after expense  reimbursements of 3.52%,  4.59%,  6.22%, 6.20%
  and 5.76%, for each of the years ended December 31, 1997, 1996, 1995, 1994 and 1993, respectively.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND


(LEFT COLUMN)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)
--------------------------------------------------------------------
ASSETS
  Investment in securities, at value
    (cost $7,575,429) (Notes 5 and 6) ...............  $7,850,987
  Cash ..............................................     397,242
  Receivables:
    Interest ........................................      14,985
                                                       ----------
          Total assets ..............................   8,263,214
                                                       ----------

LIABILITIES
  Payables:
    Due to advisor ..................................      11,245
    Dividends declared ..............................      11,538
     Accrued expenses ...............................      51,176
                                                       ----------
          Total liabilities .........................      73,959
                                                       ----------

NET ASSETS consisting of:
  Accumulated net realized loss ...... $(16,947,949)
  Unrealized appreciation
    of securities ....................      275,558
  Paid-in-capital applicable to
    6,311,587 shares of beneficial
    interest .........................   24,861,646
                                        -----------
                                                       $8,189,255
                                                       ==========

NET ASSET VALUE PER SHARE ...........................       $1.30
                                                            =====


(RIGHT COLUMN)

STATEMENT OF OPERATIONS
Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------
INVESTMENT INCOME
  Interest income, net of $101,589
    of interest expense .............................   $ 494,662
EXPENSES (Notes 2, 3 and 6)
  Investment advisory fees ...........       35,223
  Custodian and accounting fees ......       11,354
  Transfer agent fees ................       17,308
  Professional fees ..................       73,842
  Trustees' fees .....................        1,454
  Printing and postage ...............       14,931
  Interest on bank borrowing .........        1,006
  Distribution expenses ..............        9,991
  Other ..............................        7,662
                                          ---------
          Total expense ..............      172,771
          Net investment income .....................     321,891
                                                        ---------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net realized gain on:
    Investments ......................    1,125,973
    Futures and options on futures ...     (240,362)      885,611
                                          ---------
  Change in unrealized appreciation
    (depreciation) of investments,
    options and futures contracts
    For the period:
      Investments ....................   (1,724,395)
      Option contracts ...............       (8,176)
      Futures contracts ..............      103,270    (1,629,301)
                                          ---------     ---------
    Net loss on investments .........................    (743,690)
                                                        ---------

NET DECREASE IN NET ASSETS
  FROM OPERATIONS ...................................   $(421,799)
                                                        =========

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                    Six Months
                                                       Ended        Year Ended
                                                   June 30, 1998   December 31,
                                                    (Unaudited)       1997
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ........................... $  321,891      $  807,458
  Net realized gain on investments, options
    and futures contracts .........................    885,611          71,015
  Unrealized (depreciation) on investments,
    options and futures contracts ................. (1,629,301)       (273,480)
                                                   -----------     -----------
            Net (decrease) increase in net
                assets from operations ............   (421,799)        604,993
DIVIDENDS PAID TO SHAREHOLDERS FROM
  Investment income ...............................   (321,891)       (807,458)
CAPITAL SHARE TRANSACTIONS (Note 4) ............... (1,097,401)     (2,991,556)
                                                   -----------     -----------
            Total decrease ........................ (1,841,091)     (3,194,021)
NET ASSETS
  Beginning of period ............................. 10,030,346      13,224,367
                                                   -----------     -----------
  End of period ...................................$ 8,189,255     $10,030,346
                                                   ===========     ===========


                       See Notes to Financial Statements.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

STATEMENT OF CASH FLOWS
Six Months Ended June 30, 1998 (Unaudited)
-------------------------------------------------------------------------------

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
  Sales of capital shares .........................  $  301,890
  Repurchase of capital shares ....................  (1,629,288)
                                                    -----------
  Cash provided by capital share transactions .....  (1,327,398)
  Cash provided by borrowings .....................    (225,907)
  Distributions paid in cash ......................     (91,894)   $(1,645,199)
                                                    -----------    -----------

CASH (USED) PROVIDED BY OPERATIONS:
  Purchases of investments ........................ (53,701,743)
  Net proceeds from short-term investments ........           0
  Proceeds from sales of investments ..............  55,376,179
                                                    -----------
                                                      1,674,436
                                                    -----------
  Increase in deposit at brokers and
    custodian for short sales .....................           0
  Net investment income ...........................     321,891
  Net change in receivables/payables
    related to operations .........................      46,114
                                                    -----------
                                                        368,005      2,042,441
                                                    -----------    -----------
  Net Increase in Cash ............................                    397,242
  Cash, Beginning of Year .........................                          0
                                                                   -----------
  Cash, End of Year ...............................                  $ 397,242
                                                                   ===========



                       See Notes to Financial Statements.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS
June 30, 1998 (Unaudited)
-------------------------------------------------------------------------------

                     Principal          Interest        Maturity
                      Amount             Rate(d)          Date         Value
                     --------           --------        --------       -----
          United States Treasury Securities-100.0%
            United States Treasury Bills
                      500,000         4.81% ZCS         09/03/98     $ 495,653
                    1,000,000         5.00% ZCS         12/03/98       978,343
                    1,000,000         5.04% ZCS         03/04/99       965,423
                    1,000,000         5.07% ZCS         05/27/99       953,342

             United States Treasury Notes
                    1,000,000         4.75%             09/30/98       999,063
                    1,000,000         5.13%             12/31/98       999,063

             United States Treasury Bonds
                    3,900,000         0.00% PS          11/15/06     2,460,100
                                                                    ----------
                        Total Investments (Cost $7,575,429*)        $7,850,987
                                                                    ==========

*Cost is the same for Federal income tax purposes

(d)Legend-ZCS: Zero Coupon Securities are instruments whose interest and principal are paid at maturity.

           PS: Principal Stripped Bonds are instruments whose principle and coupon have been separated and sold separately.




                       See Notes to Financial Statements.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)
-------------------------------------------------------------------------------

1. Significant Accounting Policies

    Fundamental Fixed-Income Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund operates as a series company currently issuing three classes of shares of beneficial interest, the Tax-Free Money Market Series, the High-Yield Municipal Bond Series and the Fundamental U.S. Government Strategic Income Fund Series (the Series). The objective of the Series is to provide high current income with minimum risk of principal and relative stability of net asset value. The Series seeks to achieve its objective by investing primarily in U.S. Government Obligations. U.S. Government Obligations consist of marketable securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereunder collectively referred to as "Government Securities"). The Series also uses leverage in seeking to achieve its investment objective.
Each series is considered a separate entity for financial reporting and tax purposes.

          Valuation of Securities-The Series portfolio securities are valued on the basis of prices provided by an independent pricing service when, in the opinion of persons designated by the Fund's trustees, such prices are believed to reflect the fair market value of such securities. Prices of non-exchange traded portfolio securities provided by independent pricing services are generally determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded or dealt in upon a securities exchange and not subject to restrictions against resale as well as options and futures contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price, or, in the absence of a sale, at the mean of the last bid and asked prices. Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available are valued at the mean of the the current bid and asked prices. Money market and short-term debt instruments with a remaining maturity of 60 days or less will be valued on an amortized cost basis. Securities not priced in a manner described above and other assets are valued by persons designated by the Fund's trustees using methods which the trustees believe reflect fair value.

          Futures Contracts-Initial margin deposits with respect to these contracts are maintained by the Fund's custodian in segregated asset accounts. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received as daily appreciation or depreciation in the value of these contracts occurs. Realized gains or losses are recorded when a contract is closed.

          Repurchase Agreements-The Series may invest in repurchase agreements, which are agreements pursuant to which securities are acquired from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Series may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Board of Trustees. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The Series' repurchase agreements will at all times be fully collateralized in an amount equal to the purchase price including accrued interest earned on the underlying security.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

June 30, 1998 (Unaudited)
-------------------------------------------------------------------------------




          Reverse Repurchase Agreements-The Series may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Series sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the Investment Company Act of 1940 reverse repurchase agreements are generally regarded as a form of borrowing. At the time the Series enters into a reverse repurchase agreement it will establish and maintain a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price including accrued interest.

          Federal  Income  Taxes-It  is the  Series'  policy to comply  with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no provision for federal income tax is required.

          Distributions-The Series declares dividends daily from its net investment income and pays such dividends on the last business day of each month. Distributions of net capital gain, if any, realized on sales of investments are anticipated to be made before the close of the Series' fiscal year, as declared by the Board of Trustees. Dividends are reinvested at the net asset value unless shareholders request payment in cash.

          General-Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Realized gain and loss from the sale of securities are recorded on an identified cost basis. Discounts and premiums are amortized over the life of the respective securities. Premiums are charged against interest income and discounts are accreted to interest income.

          Accounting Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions With Affiliates

    Management Agreement

    The Series had a Management Agreement with Fundamental Portfolio Advisors ("FPA") until May 31, 1998. Effective June 1, 1998, the Board of Trustees terminated the agreement with FPA, and selected Tocqueville Asset Management L.P. ("TAM") as interim manager until a permanent manager is selected. Pursuant to the agreement the investment adviser to the Series is responsible for the overall management of the business affairs and assets of the Series subject to the authority of the Fund's Board of Trustees. In consideration for the services provided under the respective agreements, the Series will pay an annual management fee in an amount equal to .75% of the Series' average daily net assets up to $500 million, .725% on the next $500 million, and .70% per annum on assets over $1 billion. TAM earned fees of $5,250 for the one month ended June 30, 1998. Total management fees for the six months ended June 30,1998 are set forth in the Statement of Operations.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

June 30, 1998 (Unaudited)
-------------------------------------------------------------------------------

    Plan of Distribution

    The Series has adopted a Distribution and Marketing Plan, pursuant to Rule 12b-1, promulgated under the Investment Company Act of 1940, under which the Series paid Fundamental Shareholder Services, Inc. ("FSC"), an affiliate of FPA, the former manager, a fee which accrued daily and paid monthly at an annual rate of .25% of the Series' average daily net assets. Amounts paid under the plan were to compensate FSC for the services it provided and the expenses it bore in distributing the Series' shares to investors. On June 1,1998 the Board of Trustees ceased authorizing payments to be paid pursuant to the plan. The amount incurred by the Series pursuant to the agreement for the six months ended June 30,1998 is set forth in the Statement of Operations.

    Regulatory Proceedings Against The Former Manager And Other Affiliates

    On September 30,1997, the Securities & Exchange Commission announced that it instituted public administrative and cease-and-desist proceedings against FPA, the former portfolio manager of the Fund, the former president of FPA and FSC, the Series' distributor until May 31, 1998. The proceeding arises for the alleged failure of the Series to disclose the risks of the Series portfolio strategy, and of FPA's failure to disclose its soft dollar arrangements to the Fund's Board of Trustees. On July 7, 1998, FPA's former president settled the administrative proceeding instituted by the Securities & Exchange Commission. Without admitting to or denying the allegations made pursuant to the administrative proceeding, FPA's former president consented to a fine of $25,000 and a bar from the industry for a period of one year. A hearing has been scheduled with respect to the other parties named in the proceedings with an administrative law judge to determine whether the allegations are true, and if so, what remedial action, if any, is appropriate.

    On February 19,1998, FSC and two of its executives, without admitting or denying guilt entered into an agreement with the National Association of Securities Dealers, Inc. ("NASD") whereby they accepted fines totaling $125,000 and other stipulated sanctions as well as a result of the NASD's findings that they had distributed advertising materials relating to the Series which violated NASD rules governing advertisements.

    Indemnification Payments to Affiliates

    FPA and FSC (on behalf of certain of their directors, officers, shareholders, employees and control persons) (the "Indemnitees") received payment during the fiscal year ended December 31, 1997 from the Fund in the amount of approximately $232,500. Upon learning of the payments, the Independent Board Members of the Fund directed that the Indemnitees return all of the payments to the Fund or place them in escrow pending their receipt of an opinion of an independent legal counsel to the effect that the Indemnitees are entitled to receive them. The Declaration of Trust, and contracts that call for indemnification specify that no indemnification shall be provided to a person who shall be found to have engaged in "disabling conduct" as defined by applicable law. The Indemnities have undertaken to reimburse the Fund for any indemnification expenses for which it is determined that they were not entitled to as a result of "disabling conduct" net of any reimbursements already made to the fund in the form of fees forgone or other similar payments. FPA and FSC waived fees in the amount of $96,077 and $29,560, respectively for the year ended December 31, 1997. FPA and FSC have asserted that they elected to forgo these fees because the Fund was paying legal expenses pursuant to indemnification. Pending clarification of the legal issues involved, the Indemnitees have placed into an escrow account $102,863 as of April 30, 1998. The independent trustees instructed FPA to escrow the full amount incurred by the Series of approximately $232,500. In addition the Board of Trustees has not authorized the payment of management fees to the amount of $5,996 prior to the termination of the management agreement.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

June 30, 1998 (Unaudited)
-------------------------------------------------------------------------------

    Commissions Paid to Affiliate

    The Series effects a significant portion of its futures and options transactions through LAS Investments, Inc. (LAS), an affiliated broker-dealer. Commissions paid to LAS amounted to approximately $6,752 for the six months ended June 30, 1998.

3. Trustees' Fees

    All of the Trustees of the Fund are also directors or trustees of two other affiliated mutual funds for which the Manager acts as investment adviser. For services and attendance at Board meetings and meetings of committees which are common to each fund, each Trustee who is not affiliated with the Manager is compensated at the rate of $6,500 per quarter pro rated among the funds based on their respective average net assets. The Trustees also receive additional compensation for special services as requested by the Board.



4. Shares of Beneficial Interest

    As of June 30, 1998 there were an unlimited number of shares of beneficial interest (no par value) authorized and capital paid-in amounted to $24,861,646. Transactions in shares of beneficial interest were as follows:

                                    Six Months Ended
                                     June 30, 1998                Year Ended
                                      (Unaudited)             December 31, 1997
                                    ----------------          -----------------
                                 Shares       Amount         Shares      Amount
                                 ------       ------         ------      ------
Shares sold ................    217,007    $ 301,890        521,491   $ 732,057
Shares issued on
  reinvestment of dividends     164,781      229,997        457,380     642,058
Shares redeemed ............ (1,186,889)  (1,629,288)    (3,119,211) (4,365,671)
                              ---------   ----------      ---------   ---------
Net decrease ...............   (805,101) ($1,097,401)    (2,140,340)($2,991,556)
                              =========   ==========      =========  ==========

5. Complex Services, Off Balance Sheet Risks and Investment Transactions Two-Tiered Index Floating Rate Bonds (TTIB):
    The Fund invests in Two-Tiered Index Floating Rate Bonds. The term two-tiered refers to the two coupon levels that the TTIB's coupon can reset to. The "first tier" is the TTIB's fixed rate coupon, effective as long as the underlying index is at or below the strike level. Above the strike, the TTIB coupon resets to a formula similar to an inverse floating rate note. See discussion of inverse floating rate notes below. Changes in interest rate on the underlying security or index affect the rate paid on the TTIB, and the TTIB's price will be more volatile than that of a fixed-rate bond.

    Inverse Floating Rate Notes (IFRN):
    The Fund invests in variable rate securities commonly called "inverse floaters". The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rate on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Certain interest rate movements and other market factors can substantially affect the liquidity of IFRN's.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

June 30, 1998 (Unaudited)
-------------------------------------------------------------------------------
    Futures Contracts and Options on Futures Contracts:
    The Fund invests in futures contracts consisting primarily of US Treasury Bond Futures. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contract markets" which through their clearing corporations, guarantee performance of the contracts. In addition the fund invests in options on US Treasury Bond Futures which gives the holder a right to buy or sell futures contracts in the future. Unlike a futures contract which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract entitles its holder to decide before a future date whether to enter into such a futures contract. Both types of contracts are marked to market daily and changes in valuation will affect the net asset value of the Fund.

    The Fund's principal objective in holding or issuing derivative financial instruments is as a hedge against interest-rate fluctuations in its US Government bond portfolio, and to enhance its total return. The Fund's principal objective is to maximize the level of interest income while maintaining acceptable levels of interest-rate and liquidity risk. To achieve this objective, the Fund uses a combination of derivative financial instruments principally consisting of US Treasury Bond Futures and Options on US Treasury Bond Futures. Typically the Fund sells treasury bond futures contracts or writes treasury bond option contracts. These activities create off balance sheet risk since the Fund may be unable to enter into an offsetting position and under the terms of the contract deliver the security at a specified time at a specified price. The cost to the Fund of acquiring the security to deliver may be in excess of recorded amounts and result in a loss to the Fund.

     The following table summarizes option contracts written by the Series for the six months ended June 30, 1998:


                                 Number of       Premiums              Realized
                                 Contracts       Received     Cost       Gain
                                 ---------       --------     ----     --------
Contracts outstanding
  December 31, 1997 ..............   40          $ 18,801
Options written ..................  315           162,717
Contracts closed or expired ...... (355)         (181,518)  $135,070    $46,448
                                    ---          --------
Contracts outstanding
  June 30, 1998 ..................    0          $   0
                                    ===          ========

    Other Investment Transactions
    For the six months ended June 30, 1998, the cost of purchases and proceeds from sales of investment securities, other than short-term obligations, were $7,806 and $12,043,063, respectively.

    As of June 30, 1998, the Fund had no unrealized appreciation or depreciation for tax purposes since it has elected to recognize market value changes each day for tax purposes.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

June 30, 1998 (Unaudited)
-------------------------------------------------------------------------------

    The Fund has capital loss carryforwards to offset future capital gains as follows:

                                    Amount       Expiration
                                    ------       ----------
                               $15,000,500       12/31/2002
                                   588,100       12/31/2004
                                   202,500       12/31/2005
                               -----------
                               $15,791,100
                               ===========

6. Borrowing

    The Fund has line of credit agreements with banks collateralized by cash and portfolio securities to the extent of the amounts borrowed. Borrowings under this agreement bear interest linked to the bank's prime rate.

    The Series enters into reverse repurchase agreements collateralized by portfolio securities equal in value to the repurchase price.

     The maximum month-end and the average amount of borrowing outstanding under these arrangements during the six months ended June 30, 1998 were approximately $4,140,000 and $4,083,750.

7. Agreement and Plan of Reorganization

    On July 16, 1997 each of Fundamental's mutual funds (consisting of: New York Muni Fund, The California Muni Fund, Fundamental Fixed Income Fund: Tax Free Money Market Series, High Yield Municipal Bond Series, and Fundamental U.S. Government Strategic Income Fund Series) have adopted, subject to shareholder approval, an Agreement and Plan of Reorganization (the "Plan") under which each fund (the "Fundamental Fund") will transfer all of its assets and liabilities to a newly-created corresponding series of The Tocqueville Trust (the "Tocqueville Fund") in exchange for shares of the Tocqueville Fund. Shareholders of each Fundamental Fund will receive shares of the corresponding Tocqueville Fund equal in value to their shares in the Fundamental Fund. Shareholders will not have to pay a sales load upon receiving shares of the Tocqueville Fund.

    The corresponding Tocqueville Fund will have investment objectives, polices and restrictions substantially identical to those of the Fundamental Fund. The Board of Trustees of the Tocqueville Funds is comprised of individuals other than those who currently serve as Directors (Trustees) of the Fundamental Funds. Tocqueville Asset Management L.P. is the investment adviser to the Tocqueville Funds.

     A majority of Fundamental's Board members determined that the Plan would be in the best interests of shareholders of the Fundamental Funds and recommended that shareholders of each of the Fundamental Funds approve the Plan at a meeting anticipated to be held in the Spring of 1998.

8. Subsequent Event

    On July 10, 1998 the Board of Trustees of the Fund adopted resolutions authorizing the Fund to terminate and abandon the Agreement and Plan of Reorganization adopted by the Board of Trustees on July 16, 1997.

FUNDAMENTAL U.S. GOVERNMENT STRATEGIC INCOME FUND

June 30, 1998 (Unaudited)
-------------------------------------------------------------------------------

9. Selected Financial Information

                                                 Six Months       Year         Year          Year          Year           Year
                                                   Ended         Ended        Ended         Ended         Ended          Ended
                                                June 30,1998  December 31,  December 31,  December 31,  December 31,  December 31,
                                                  Unaudited      1997          1996          1995          1994          1993
                                                 -----------     ----          ----          ----          ----          ----
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period               $ 1.41      $ 1.43        $ 1.49        $ 1.37          $ 2.01        $ 2.02
                                                   ------      ------        ------        ------          ------        ------
Income from investment operations
Net investment income                                0.05        0.10          0.13          0.08            0.14          0.16
Net realized and unrealized gain/(loss)
  on investments                                    (0.11)      (0.02)        (0.06)         0.12           (0.64)            -
                                                   ------      ------        ------        ------          ------        ------
        Total from investment operations            (0.06)       0.08          0.07          0.20           (0.50)         0.16
                                                   ------      ------        ------        ------          ------        ------
Less distributions
Dividends from net investment income                (0.05)      (0.10)        (0.13)        (0.08)          (0.14)        (0.16)
Dividends from net realized gains                       -           -             -             -              -          (0.01)
                                                   ------      ------        ------        ------          ------        ------
Net asset value, end of period                     $ 1.30      $ 1.41        $ 1.43        $ 1.49          $ 1.37        $ 2.01
                                                   ======      ======        ======        ======          ======        ======
Total return                                        (1.08%)      5.51%         5.02%        15.43%         (25.57%)        8.14%

Ratios/supplemental data:
Net assets, end of period (000 omitted)            $8,189     $10,030       $13,224       $15,194         $19,020       $63,182
  Ratios to average net assets
  Interest expense (a)                                  0%       2.75%         2.61%         3.00%           2.01%         1.54%
  Operating expenses                                 3.66%       5.75%         3.41%         3.05%           2.16%         1.39%
                                                   ------      ------        ------        ------          ------        ------
        Total expenses+ (a)                          3.66%       8.50%         6.02%         6.05%           4.17%         2.93%
                                                   ======      ======        ======        ======          ======        ======
  Net investment income+                             6.86%       6.83%         9.01%         5.91%           8.94%         7.85%
Portfolio turnover rate                              0.06%      12.55%        12.65%       114.36%          60.66%        90.59%
Borrowings
Amount outstanding at end of period
  (000 omitted)                                         -     $ 4,969       $ 6,610        $ 7,481        $ 9,674       $31,072
Average  amount of debt  outstanding
  during the period  (000  omitted)                     -     $ 5,967       $ 6,577        $ 7,790        $16,592       $28,756
Average number of shares  outstanding
  during the period (000 omitted)                   6,833       8,433         9,764         11,571         21,436        28,922
Average  amount of debt per  share
  during  the  period                                   -     $   .71       $   .67        $   .67        $   .77       $   .99


  +These ratios are after expense reimbursement of 1.37%, 2.02%, 1.0% and .13% for the years ended December 31, 1997, 1996, 1995 and 1993, respectively.

(a)The ratios for each of the years in the four year period ending December 31, 1996 have been reclassified to conform with the 1997 presentations.

(left colmun)


                                     Interim
                               Investment Adviser
                        Tocqueville Asset Management L.P.
                                  1675 Broadway
                            New York, New York 10019

                              Independent Auditors
                             McGladrey & Pullen, LLP
                            New York, New York 10017

                                  Legal Counsel
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022


These reports and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. These reports are not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.


(right column)

--------------------------------------------------------------------------------

                               Semi-Annual Report
                                  June 30, 1998



                              NEW YORK MUNI FUND(R)

                            THE CALIFORNIA MUNI FUND

                                   FUNDAMENTAL
                                FIXED-INCOME FUND

                                    TAX-FREE
                               MONEY MARKET SERIES

                                   HIGH-YIELD
                             MUNICIPAL MARKET SERIES

                                   FUNDAMENTAL
                                 U.S. GOVERNMENT
                              STRATEGIC INCOME FUND

                                   FUNDAMENTAL

                          Fundamental Family of Funds

--------------------------------------------------------------------------------